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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 04/30/10

Item 1. Report to Shareholders.

SEMIANNUAL REPORT

April 30, 2010

MUTUAL FUNDS Van Kampen Global Bond Fund

Privacy Notice information on the back.

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail asset management business. This Fund was included in that acquisition and as of that date, became Invesco Van Kampen Global Bond Fund. Please visit www.invesco.com/transition for more information or call Invesco’s Client Services team at 800-959 4246.

Invesco Distributors, Inc.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Global Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of April 30, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectuses contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/10 (Unaudited)

	A Shares		B Shares		C Shares		I Shares*	R Shares
	since 12/31/08		since 12/31/08		since 12/31/08		since 12/31/08	since 12/31/08
		w/max		w/max		w/max
	w/o	4.75%	w/o	4.00%	w/o	1.00%	w/o	w/o
Average Annual	sales	sales	sales	sales	sales	sales	sales	sales
Total Returns	charges	charge	charges	charge	charges	charge	charges	charges
Since Inception	5.86%	2.04%	5.09%	2.30%	5.70%	5.70%	6.06%	5.52%
1-year	12.94	7.54	11.97	7.97	12.60	11.60	13.11	12.58
6-month	1.09	–3.72	0.71	–3.19	0.66	–0.31	1.21	0.86

30 Day SEC Yield	2.78%		2.22%		2.20%		3.19%	2.70%
Gross Expense Ratio	2.17%		2.89%		2.84%		1.83%	2.33%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s daily net assets for Class A shares and up to 1.00 percent per year of the fund’s daily net assets for Class B and C shares. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s daily net assets. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Figures shown above assume reinvestment of all dividends and capital gains. The funds adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the funds returns would have been lower. Periods of less than one year are not annualized.

SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

*	Pursuant to the closing of the transaction as described in Note 8 in the Notes to Financial Statements, on June 1, 2010, the name of Class I Shares changed to Class Y Shares.

The Barclays Capital Global Aggregate Bond Index is an unmanaged, broad-based measure of the global investment grade fixed income markets. The Index measures a wide spectrum of global government, government-related agencies, corporate, and securitized fixed-income investments.

The J.P. Morgan Government Bond Index—Global Unhedged USD (GBI Global Unhedged US) measures the performance in U.S. dollars on an unhedged basis of fixed rate government debt of major developed global bond markets. The Index includes only traded issues available to investors. The J.P. Morgan Government Bond Index—Emerging Markets Global Diversified (GBI—EM GD) tracks local currency government bonds issued by emerging markets.

The Indices are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended April 30, 2010

Market Conditions

The six-month reporting period was a good period overall for fixed income assets classes. Global corporate credit continued to outperform government bonds, benefiting from the positive macro economic backdrop of benign data and unchanged monetary policy. European bonds outperformed their U.S. counterparts; however, sovereign risk remained a key issue particularly in Europe led by Greece.

Regarding the emerging markets, local emerging market (EM) debt strongly outperformed developed market debt, especially in the first quarter of 2010. This trend is expected to continue given the more pronounced recovery and robust fundamentals in emerging economies. Flows into EM bonds remain very elevated, bolstered by the outperformance of EM economies and by a search for higher yielding assets. While EM central banks will likely tighten policy before the G-3 (European Union, U.S. Japan) central banks do, the pace of hikes will likely be moderated by a desire to limit exchange rate appreciation.

Performance Analysis

All share classes of Van Kampen Global Bond Fund outperformed the Blended Benchmark (75% JP Morgan Government Bond Index—Global Unhedged USD/25% JP Morgan Government Bond Index—Emerging Markets Global Diversified) (the “Index”) and the Barclays Capital Global Aggregate Bond Index for the six months ended April 30, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended April 30, 2010

Blended Benchmark
(75% JP Morgan
Government Bond Index—
Global Unhedged USD/
25% JP Morgan
					Government Bond Index—	Barclays Capital
					Emerging Markets	Global Aggregate
Class A	Class B	Class C	Class I	Class R	Global Diversified)	Bond Index

1.09%	0.71%	0.66%	1.21%	0.86%	0.05%	–1.56%

The performance for the five share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

2

The Fund’s investments for the period were comprised of approximately 75 percent developed country bonds and 25 percent emerging market local bonds.

For the developed market component of the Fund:

•	Currency positions had a positive impact on performance, with gains from underweights to the British Pound and the Euro.

•	The portfolio’s interest rate strategy also had a small positive impact on performance.

Regarding the Fund’s emerging markets allocation:

•	The portfolio benefited from yield-curve positioning in Brazil, Mexico and Indonesia.

•	An underweight to the Euro and exposure to Venezuelan and Ukrainian external debt also aided returns.

•	Conversely, an underweight to Malaysia and yield-curve positioning in Russia and Thailand detracted from relative returns.

Market Outlook

Looking forward, fiscal and monetary policy adjustments remain the key factors driving the markets. Developments in sovereign fiscal risks will likely continue to dominate the news. Solving the debt problem will take time and while many of the announcements have been positive, only time will tell if they are enough to convince the markets that governments will not let their deficits expand to unsustainable levels. We are cautiously optimistic.

Markets continued to build positions based on an optimistic growth outlook for emerging markets for 2010. In addition, the environment appears to be broadly constructive for EM currencies, which have been supported by higher carry, low debt levels, and continued portfolio flows. However, there should be a strong distinction between pricing assets for a more stable environment (our base case) and pricing assets for a strong global growth environment. Certainly, the recent concerns over public sector indebtedness in the Euro zone are a reminder that global growth will continue to face material headwinds in the near term.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Ratings Allocation as of 4/30/10 (Unaudited)

AAA/Aaa	47.4%
AA/Aa	13.2
A/A	18.8
BBB/Baa	6.1
BB/Ba	4.2
CCC/Caa	0.4
Non-Rated	9.9

Top Five Countries as of 4/30/10 (Unaudited)

United States	13.3%
Japan	9.5
Germany	8.0
United Kingdom	5.4
South Africa	4.6

Top 10 Holdings as of 4/30/10 (Unaudited)

South Africa Government Bond	4.6%
Japan Government 10-Year Bond	4.2
Brazil Notas do Tesouro Nacional	2.7
JPMorgan Chase Bank	2.6
United States Treasury Note	2.5
Bundesrepublik Deutschland	2.3
Mexican Bonos	1.9
United States Treasury Note	1.8
Japan Government 30-Year Bond	1.6
Deutsche Bank AG	1.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of long-term investments. Top five countries and top ten holdings are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

5

Important Notice Regarding Delivery of Security Holder Documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/1/09 - 4/30/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	11/1/09	4/30/10	11/1/09-4/30/10

Class A
Actual	$1,000.00	$1,010.87	$4.99
Hypothetical	1,000.00	1,019.84	5.01
(5% annual return before expenses)

Class B
Actual	1,000.00	1,007.07	8.71
Hypothetical	1,000.00	1,016.12	8.75
(5% annual return before expenses)

Class C
Actual	1,000.00	1,006.65	8.86
Hypothetical	1,000.00	1,015.97	8.90
(5% annual return before expenses)

Class I
Actual	1,000.00	1,012.11	3.74
Hypothetical	1,000.00	1,021.08	3.76
(5% annual return before expenses)

Class R
Actual	1,000.00	1,008.63	6.23
Hypothetical	1,000.00	1,018.60	6.26
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, 1.75%, 1.78%, 0.75% and 1.25% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

7

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)

	Par
	Amount
Currency	(000)	Description	Coupon	Maturity	Value

		Government Obligations 68.3% Brazil 4.3%
BRL	1,228	Brazil Notas do Tesouro Nacional	10.000%	01/01/17	$655,218
	730	Brazil Notas do Tesouro Nacional	10.000	01/01/21	375,191

					1,030,409

		Canada 1.5%
CAD	240	Canadian Government Bond	1.000	09/01/11	234,568
	120	Canadian Government Bond	4.000	06/01/17	123,036

					357,604

		Colombia 1.3%
COP	150,000	Colombia Government International Bond	12.000	10/22/15	96,879
	339,000	Republic of Colombia	9.850	06/28/27	216,575

					313,454

		Denmark 0.7%
DKK	950	Denmark Government Bond	4.000	11/15/17	181,173

		Ecuador 0.4%
USD	100	Ecuador Government International Bond	9.375	12/15/15	93,750

		France 2.8%
EUR	120	France Government Bond O.A.T.	3.750	04/25/17	170,139
	80	France Government Bond O.A.T.	4.000	10/25/13	115,360
	160	France Government Bond O.A.T.	5.500	04/25/29	261,005
	100	French Treasury Note BTAN	4.500	07/12/12	143,471

					689,975

		Germany 5.0%
	400	Bundesrepublik Deutschland	3.250	07/04/15	563,326
	225	Bundesrepublik Deutschland	4.000	01/04/18	326,774
	55	Bundesrepublik Deutschland	4.250	07/04/17	81,292
	150	Bundesrepublik Deutschland	4.750	07/04/34	232,852

					1,204,244

		Greece 0.8%
	160	Hellenic Republic Government Bond	5.250	05/18/12	185,898

		Hungary 1.8%
HUF	58,180	Hungary Government Bond	6.750	02/24/17	296,081
	27,910	Hungary Government Bond	7.250	06/12/12	143,151

					439,232

		Italy 2.7%
EUR	220	Italy Buoni Poliennali Del Tesoro	4.000	02/01/17	306,967
	80	Italy Buoni Poliennali Del Tesoro	6.000	05/01/31	123,915
USD	200	Italian Republic	5.375	06/12/17	217,197

					648,079

		Japan 8.3%
JPY	30,000	Japan Government 10-Year Bond	1.400	09/20/15	333,844
	90,000	Japan Government 10-Year Bond	1.500	09/20/14	1,003,666

8
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Par
	Amount
Currency	(000)	Description	Coupon	Maturity	Value

		Japan (Continued)
JPY	25,000	Japan Government 20-Year Bond	2.100%	12/20/28	$270,914
	40,000	Japan Government 30-Year Bond	1.700	06/20/33	390,682

					1,999,106

		Malaysia 1.5%
MYR	728	Malaysia Government Bond	3.833	09/28/11	232,202
	400	Malaysia Government Bond	5.094	04/30/14	133,334

					365,536

		Mexico 3.5%
MXN	1,040	Mexican Bonos	8.500	05/31/29	89,654
	820	Mexican Bonos	8.500	11/18/38	69,328
	4,700	Mexican Bonos	10.000	12/05/24	462,470
	2,616	Mexican Udibonos	4.000	06/13/19	222,420

					843,872

		Netherlands 2.4%
EUR	190	Netherlands Government Bond	4.000	01/15/37	261,146
	160	Netherlands Government Bond	4.250	07/15/13	232,340
	55	Netherlands Government Bond	4.500	07/15/17	81,593

					575,079

		Norway 0.6%
NOK	400	Norway Government Bond	6.000	05/16/11	70,262
	400	Norway Government Bond	6.500	05/15/13	75,341

					145,603

		Peru 0.4%
PEN	260	Peru Government Bond	8.600	08/12/17	110,056

		Poland 3.6%
PLN	230	Poland Government Bond	4.250	05/24/11	78,243
	1,105	Poland Government Bond	5.500	10/25/19	371,857
	1,000	Poland Government Bond	6.250	10/24/15	355,831
EUR	50	Poland Government International Bond	5.875	02/03/14	73,396

					879,327

		South Africa 4.6%
ZAR	9,044	South Africa Government Bond	7.250	01/15/20	1,117,285

		Sweden 0.8%
SEK	800	Sweden Government Bond	4.500	08/12/15	122,609
	400	Sweden Government Bond	5.500	10/08/12	60,647

					183,256

		Thailand 1.5%
THB	4,000	Thailand Government Bond	3.625	05/22/15	126,559
	7,000	Thailand Government Bond	5.250	05/12/14	236,320

					362,879

		Turkey 4.2%
TRY	328	Turkey Government Bond	*	05/11/11	202,598
	530	Turkey Government Bond	*	08/03/11	321,461

9
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Par
	Amount
Currency	(000)	Description	Coupon	Maturity	Value

		Turkey (Continued)
TRY	128	Turkey Government Bond	4.500%	02/11/15	$90,654
	88	Turkey Government Bond	10.000	02/15/12	67,798
	154	Turkey Government Bond	12.000	08/14/13	134,594
	280	Turkey Government Bond	16.000	03/07/12	209,633

					1,026,738

		United Kingdom 2.2%
GBP	250	United Kingdom Treasury Gilt	4.250	06/07/32	373,074
	40	United Kingdom Treasury Gilt	4.500	03/07/13	65,897
	50	United Kingdom Treasury Gilt	5.000	03/07/18	84,204

					523,175

		United States 12.1%
USD	250	United States Treasury Bond	1.375	11/15/12	250,820
	260	United States Treasury Bond	3.500	02/15/39	217,263
	240	United States Treasury Bond	5.375	02/15/31	272,513
	200	United States Treasury Note	1.125	12/15/11	201,203
	430	United States Treasury Note	2.000	11/30/13	433,057
	300	United States Treasury Note	2.375	08/31/14	302,813
	300	United States Treasury Note	3.500	02/15/18	304,758
	550	United States Treasury Note	4.250	08/15/15	598,168
	330	United States Treasury Note	4.500	05/15/17	360,061

					2,940,656

		Venezuela 1.3%
	90	Venezuela Government International Bond	9.000	05/07/23	67,500
	40	Venezuela Government International Bond	9.250	09/15/27	31,300
	280	Venezuela Government International Bond	9.250	05/07/28	208,600

					307,400

		Total Government Obligations 68.3%			16,523,786

		Agency Bonds 17.1% Australia 2.7%
	150	Australia & New Zealand Banking Group Ltd.	3.200	12/15/11	154,973
	200	Commonwealth Bank of Australia (a)	2.900	09/17/14	203,569
	200	National Australia Bank Ltd.	3.375	07/08/14	207,220
AUD	80	New South Wales Treasury Corp.	6.000	05/01/12	74,895

					640,657

		Austria 0.3%
EUR	50	Erste Group Bank AG	3.375	02/19/14	69,670

		Denmark 0.7%
USD	170	Danske Bank AS (a)	2.500	05/10/12	173,710

10
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Par
	Amount
Currency	(000)	Description	Coupon	Maturity	Value

		France 0.7%
EUR	50	Caisse d’Amortissement de la Dette Sociale	4.500%	09/04/13	$72,569
USD	100	Societe Financement de l’Economie Francaise (a)	2.250	06/11/12	102,125

					174,694

		Germany 1.5%
JPY	25,000	Kreditanstalt fuer Wiederaufbau	1.350	01/20/14	275,374
GBP	50	Kreditanstalt fuer Wiederaufbau	5.125	01/07/11	78,801

					354,175

		Japan 1.2%
USD	170	Japan Finance Corp.	2.125	11/05/12	172,396
JPY	10,000	Japan Finance Organization for Municipalities	1.900	06/22/18	113,489

					285,885

		Luxembourg 2.5%
	20,000	European Investment Bank	1.250	09/20/12	217,807
	20,000	European Investment Bank	1.400	06/20/17	219,318
EUR	120	European Investment Bank	5.375	10/15/12	175,576

					612,701

		Netherlands 2.1%
USD	125	Achmea Hypotheekbank NV (a)	3.200	11/03/14	127,554
	80	Bank Nederlandse Gemeenten	2.000	09/17/12	80,976
EUR	100	Fortis Bank Nederland NV	3.000	04/17/12	137,393
USD	150	LeasePlan Corp. NV (a)	3.000	05/07/12	155,026

					500,949

		New Zealand 0.6%
	150	Westpac Securities NZ Ltd. (a)	2.500	05/25/12	153,315

		Republic of Korea (South Korea) 1.0%
	200	Export-Import Bank of Korea	8.125	01/21/14	232,929

		Spain 0.6%
EUR	100	Caja Ahorros Barcelona	3.375	02/03/12	135,731

		Sweden 1.5%
	100	Svensk Exportkredit AB	3.625	05/27/14	139,940
	50	Swedbank AB	3.375	05/27/14	69,621
USD	150	Swedbank AB (a)	3.000	12/22/11	154,587

					364,148

		United Kingdom 0.6%
	150	Barclays Bank PLC (a)	2.700	03/05/12	153,775

		United States 1.1%
EUR	100	Goldman Sachs Group, Inc. (FDIC Guaranteed)	3.500	12/08/11	137,749
	100	JPMorgan Chase & Co. (FDIC Guaranteed)	3.625	12/12/11	138,643

					276,392

		Total Agency Bonds 17.1%			4,128,731

11
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Par
	Amount
Currency	(000)	Description	Coupon	Maturity	Value

		Corporate Bonds 4.2% Germany 1.6%
IDR	2,800,000	Deutsche Bank AG (a)	11.500%	09/23/19	$382,656

		United Kingdom 2.6%
	5,559,000	JPMorgan Chase Bank (a)	9.000	09/15/18	636,374

	Total Corporate Bonds 4.2%				1,019,030

Total Long-Term Investments 89.6% (Cost $21,030,132)					21,671,547

Eurodollar Time Deposit 7.9%
State Street Bank & Trust Co. ($1,917,474 par, yielding 0.01%, 05/03/10 maturity) (Cost $1,917,474)					1,917,474

Total Investments 97.5% (Cost $22,947,606)					23,589,021

Foreign Currency 1.3% (Cost $303,497)					307,551

Other Assets in Excess of Liabilities 1.2%					290,776

Net Assets 100.0%					$24,187,348

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

12
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Colombian Peso
DKK—Danish Krone
EUR—Euro
GBP—UK Pound Sterling
HUF—Hungarian Forint
IDR—Indonesian Rupiah
JPY—Japanese Yen
MXN—Mexican New Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
PEN—Peruvian New Sol
PLN—Polish New Zloty
SEK—Swedish Krona
THB—Thai Baht
TRY—New Turkish Lira
USD—U. S. Dollar
ZAR—South African Rand

Forward Foreign Currency Contracts Outstanding as of April 30, 2010:

			Unrealized
		Current	Appreciation/
	In Exchange for	Value	Depreciation

Long Contracts:
Australian Dollar 212,000 expiring 05/14/10	US$	$195,941	$177

Canadian Dollar 65,000 expiring 05/14/10	US$	63,991	(1,232)

Japanese Yen 163,550,000 expiring 05/28/10	US$	1,741,430	(15,660)
18,000,000 expiring 05/28/10	US$	191,659	(859)

			(16,519)

Malaysian Ringgit 1,921,200 expiring 07/19/10	US$	600,748	748
290,000 expiring 05/24/10	US$	90,966	207

			955

Mexican Peso 1,170,000 expiring 05/14/10	US$	94,929	(906)

Norwegian Krone 1,000,000 expiring 05/19/10	EUR	169,402	(369)

Poland Zloty 830,000 expiring 05/19/10	US$	281,230	(5,118)
821,660 expiring 06/29/10	US$	277,570	(2,430)

			(7,548)

13
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

			Unrealized
		Current	Appreciation/
	In Exchange for	Value	Depreciation

Pound Sterling 275,000 expiring 05/24/10	US$	$420,732	$(2,307)

Republic of Korea Won 168,192,000 expiring 07/28/10	US$	151,397	6,653
190,058,000 expiring 07/28/10	US$	171,080	8,080
198,000,000 expiring 05/24/10	US$	178,540	(123)

			14,610

Russian Ruble 11,000,000 expiring 05/17/10	US$	376,226	(2,842)

Swedish Krona 390,000 expiring 05/19/10	US$	53,847	(169)

Total Long Contracts			(16,150)

Short Contracts:
Canadian Dollar 65,000 expiring 05/14/10	US$	63,991	1,107

Danish Krone 665,000 expiring 05/19/10	US$	118,952	1,303

Euro 124,906 expiring 05/19/10	NOK	166,315	3,456
280,000 expiring 06/29/10	US$	372,874	29,584
362,000 expiring 05/12/10	US$	481,999	3,627

			36,667

Japanese Yen 55,000,000 expiring 05/28/10	US$	585,623	(1,524)

Norwegian Krone 150,000 expiring 05/19/10	US$	25,410	(186)

Total Short Contracts			37,367

Total Forward Foreign Currency Contracts			$21,217

14
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Futures contracts outstanding as of April 30, 2010:

	Number	Unrealized
	Of	Appreciation/
	Contracts	Depreciation

Long Contracts:
German Euro Bond Futures, June 2010 (Current Notional Value of $166,007 per contract)	1	$665
German Euro Bond Futures, June 2010 (Current Notional Value of $157,111 per contract)	2	1,011
Japan Government 10-Year Bond Futures, June 2010 (Current Notional Value of $1,485,799 per contract)	1	5,106
U.S. Treasury Notes 10-Year Futures, June 2010 (Current Notional Value of $117,906 per contract)	1	1,656

Total Long Contracts	5	8,438

Short Contracts:
U.S. Treasury Notes 2-Year Futures, June 2010 (Current Notional Value of $217,578 per contract)	6	(1,844)
U.S. Treasury Notes 5-Year Futures, June 2010 (Current Notional Value of $115,859 per contract)	1	(586)

Total Short Contracts	7	(2,430)

Total Futures Contracts	12	$6,008

15
See Notes to Financial Statements

Van Kampen Global Bond Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant		Percent
		Observable	Unobservable		of Net
Investments	Quoted Prices	Inputs	Inputs	Total	Assets

Investments in an Asset Position
Government Obligations	$—	$16,523,786	$—	$16,523,786	68.3%
Agency Bonds—Foreign Government Guaranteed	—	3,852,339	—	3,852,339	15.9
Agency Bonds—FDIC Guaranteed	—	276,392	—	276,392	1.2
Corporate Bond	—	1,019,030	—	1,019,030	4.2
Eurodollar Time Deposit	—	1,917,474	—	1,917,474	7.9
Futures	8,438	—	—	8,438	0.0 *
Forward Foreign Currency Contracts	—	54,942	—	54,942	0.2

Total Investments in an Asset Position	8,438	23,643,963	—	23,652,401	97.7

Investments in a Liability Position
Futures	(2,430)	—	—	(2,430)	(0.0)*
Forward Foreign Currency Contracts	—	(33,725)	—	(33,725)	(0.2)

Total Investments in a Liability Position	(2,430)	(33,725)	—	(36,155)	(0.2)

Total	$6,008	$23,610,238	$—	$23,616,246	97.5%

* Amount is less than 0.1%

16
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Total Investments (Cost $22,947,606)	$23,589,021
Foreign Currency (Cost $303,497)	307,551
Cash	49,524
Receivables:
Interest	328,895
Fund Shares Sold	50,624
Expense Reimbursement from Adviser	15,782
Variation Margin on Futures	8,438
Forward Foreign Currency Contracts	54,942
Other	8,715

Total Assets	24,413,492

Liabilities:
Payables:
Income Distributions	64,333
Offering Costs	31,277
Fund Shares Repurchased	7,943
Distributor and Affiliates	6,490
Variation Margin on Futures	2,430
Forward Foreign Currency Contracts	33,725
Trustees’ Deferred Compensation and Retirement Plans	15,393
Accrued Expenses	64,553

Total Liabilities	226,144

Net Assets	$24,187,348

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$23,558,318
Net Unrealized Appreciation	665,054
Accumulated Net Realized Gain	132,149
Accumulated Undistributed Net Investment Income	(168,173)

Net Assets	$24,187,348

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $6,323,728 and 611,650 shares of beneficial interest issued and outstanding)	$10.34
Maximum sales charge (4.75%* of offering price)	0.52

Maximum offering price to public	$10.86

Class B Shares:
Net asset value and offering price per share (Based on net assets of $1,327,741 and 129,070 shares of beneficial interest issued and outstanding)	$10.29

Class C Shares:
Net asset value and offering price per share (Based on net assets of $827,351 and 79,995 shares of beneficial interest issued and outstanding)	$10.34

Class I Shares:
Net asset value and offering price per share (Based on net assets of $15,605,886 and 1,507,277 shares of beneficial interest issued and outstanding)	$10.35

Class R Shares:
Net asset value and offering price per share (Based on net assets of $102,642 and 10,000 shares of beneficial interest issued and outstanding)	$10.26

*	On sales of $100,000 or more, the sales charge will be reduced

17
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Statements  continued

Statement of Operations
For Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Interest	$502,222

Expenses:
Investment Advisory Fee	82,885
Registration Fees	71,239
Offering	32,254
Professional Fees	31,989
Accounting and Administrative Expenses	29,174
Custody	26,162
Reports to Shareholders	14,348
Distribution (12b-1) and Service Fees
Class A	5,617
Class B	4,570
Class C	3,619
Class R	257
Transfer Agent Fees	10,754
Trustees’ Fees and Related Expenses	8,302
Other	7,093

Total Expenses	328,263
Expense Reduction	214,738

Net Expenses	113,525

Net Investment Income	$388,697

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$227,576
Foreign Currency Transactions	23,164
Futures	13,447
Forward Foreign Currency Contracts	7,846

Net Realized Gain	272,033

Unrealized Appreciation/Depreciation:
Beginning of the Period	1,053,616

End of the Period:
Investments	641,415
Forward Foreign Currency Contracts	21,217
Foreign Currency Translation	(3,586)
Futures	6,008

665,054

Net Unrealized Depreciation During the Period	(388,562)

Net Realized and Unrealized Loss	$(116,529)

Net Increase in Net Assets From Operations	$272,168

18
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

		For the Period
		December 31, 2008
	For The Six	(Commencement of
	Months Ended	Operations) to
	April 30, 2010	October 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$388,697	$422,062
Net Realized Gain/Loss	272,033	(38,523)
Net Unrealized Appreciation/Depreciation During the Period	(388,562)	1,053,616

Change in Net Assets from Operations	272,168	1,437,155

Distributions from Net Investment Income:
Class A Shares	(161,863)	(7,398)
Class B Shares	(28,714)	(1,434)
Class C Shares	(23,030)	(1,273)
Class I Shares	(788,694)	(106,644)
Class R Shares	(4,158)	(587)

Total Distributions	(1,006,459)	(117,336)

Net Change in Net Assets from Investment Activities	(734,291)	1,319,819

From Capital Transactions:
Proceeds from Shares Sold	6,298,203	23,226,067
Net Asset Value of Shares Issued Through Dividend Reinvestment	195,449	8,430
Cost of Shares Repurchased	(5,937,032)	(189,297)

Net Change in Net Assets from Capital Transactions	556,620	23,045,200

Total Increase/Decrease in Net Assets	(177,671)	24,365,019
Net Assets:
Beginning of the Period	24,365,019	-0-

End of the Period (Including accumulated undistributed net investment income of $(168,173) and $449,589, respectively)	$24,187,348	$24,365,019

19
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	December 31, 2008
	Ended	(Commencement of
	April 30,	Operations) to
Class A Shares	2010	October 31, 2009

Net Asset Value, Beginning of the Period	$10.62	$10.00

Net Investment Income (a)	0.14	0.06
Net Realized and Unrealized Gain/Loss	(0.24)	0.61

Total from Investment Operations	(0.10)	0.67
Less Distributions from Net Investment Income	0.18	0.05

Net Asset Value, End of the Period	$10.34	$10.62

Total Return* (b)	1.09% **	6.70% **
Net Assets at End of the Period (In millions)	$6.3	$2.3
Ratio of Expenses to Average Net Assets*	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets*	2.65%	0.67%
Portfolio Turnover	39% **	104% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	2.58%	3.11%
Ratio of Net Investment Income/Loss to Average Net Assets	1.07%	(1.44% )

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

20
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	December 31, 2008
	Ended	(Commencement of
	April 30,	Operations) to
Class B Shares	2010	October 31, 2009

Net Asset Value, Beginning of the Period	$10.57	$10.00

Net Investment Income (a)	0.10	0.08
Net Realized and Unrealized Gain/Loss	(0.24)	0.53

Total from Investment Operations	(0.14)	0.61
Less Distributions from Net Investment Income	0.14	0.04

Net Asset Value, End of the Period	$10.29	$10.57

Total Return* (b)	0.71% **	6.07% **
Net Assets at End of the Period (In millions)	$1.3	$0.6
Ratio of Expenses to Average Net Assets*	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets*	1.89%	0.97%
Portfolio Turnover	39% **	104% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.36%	3.83%
Ratio of Net Investment Income/Loss to Average Net Assets	0.28%	(1.11% )

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

21
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	December 31, 2008
	Ended	(Commencement of
	April 30,	Operations) to
Class C Shares	2010	October 31, 2009

Net Asset Value, Beginning of the Period	$10.64	$10.00

Net Investment Income (a)	0.10	0.16
Net Realized and Unrealized Gain/Loss	(0.24)	0.53

Total from Investment Operations	(0.14)	0.69
Less Distributions from Net Investment Income	0.16	0.05

Net Asset Value, End of the Period	$10.34	$10.64

Total Return* (b)	0.66% **	6.93%	(c)**
Net Assets at End of the Period (In millions)	$0.8	$0.5
Ratio of Expenses to Average Net Assets*	1.78%	0.78%	(c)
Ratio of Net Investment Income to Average Net Assets*	1.94%	1.96%	(c)
Portfolio Turnover	39% **	104%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	3.40%	2.81%	(c)
Ratio of Net Investment Income/Loss to Average Net Assets	0.32%	(0.07%	)(c)

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

**	Non-Annualized

22
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	December 31, 2008
	Ended	(Commencement of
	April 30,	Operations) to
Class I Shares	2010	October 31, 2009

Net Asset Value, Beginning of the Period	$10.63	$10.00

Net Investment Income (a)	0.16	0.21
Net Realized and Unrealized Gain/Loss	(0.25)	0.47

Total from Investment Operations	(0.09)	0.68
Less Distributions from Net Investment Income	0.19	0.05

Net Asset Value, End of the Period	$10.35	$10.63

Total Return* (b)	1.21% **	6.84% **
Net Assets at End of the Period (In millions)	$15.6	$20.8
Ratio of Expenses to Average Net Assets*	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets*	3.08%	2.55%
Portfolio Turnover	39% **	104% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	2.38%	2.77%
Ratio of Net Investment Income to Average Net Assets	1.45%	0.53%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

23
See Notes to Financial Statements

Van Kampen Global Bond Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	December 31, 2008
	Ended	(Commencement of
	April 30,	Operations) to
Class R Shares	2010	October 31, 2009

Net Asset Value, Beginning of the Period	$10.59	$10.00

Net Investment Income (a)	0.13	0.17
Net Realized and Unrealized Gain/Loss	(0.25)	0.48

Total from Investment Operations	(0.12)	0.65
Less Distributions from Net Investment Income	0.21	0.06

Net Asset Value, End of the Period	$10.26	$10.59

Total Return* (b)	0.86% **	6.49% **
Net Assets at End of the Period (In millions)	$0.1	$0.1
Ratio of Expenses to Average Net Assets*	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets*	2.58%	2.05%
Portfolio Turnover	39% **	104% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	2.88%	3.27%
Ratio of Net Investment Income to Average Net Assets	0.95%	0.03%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Non-Annualized

24
See Notes to Financial Statements

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Global Bond Fund (the “Fund”) is organized as a diversified series of the Van Kampen Trust II, a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek total return. The Fund commenced investment operations on December 31, 2008. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards CodificationTM (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most

25

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.
The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2010, the Fund had no when-issued or delayed delivery purchase commitments.

D. Income and Expenses Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries

26

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The tax year ended October 31, 2009 remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $149,289, which will expire on October 31, 2017.
At April 30, 2010, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$23,083,438

Gross tax unrealized appreciation	$881,336
Gross tax unrealized depreciation	(375,753)

Net tax unrealized appreciation on investments	$505,583

F. Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.
The tax character of distributions paid during the period ended October 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$52,829

As of October 31, 2009, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$621,685

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

G. Foreign Currency Translation Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued.

27

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

Unrealized gains and losses on investments resulting from changes in exchange rates and the unrealized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on investments resulting from changes in exchange rates and the realized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency transactions on the Statement of Operations.

H. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve-month period.

I. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through the date the financial statements were effectively issued. Management has determined that other than the event described in Note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.625%
Next $500 million	0.600%
Next $1 billion	0.575%
Next $1 billion	0.550%
Over $3 billion	0.500%

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 1.00%, 1.75%, 1.78%, 0.75% and 1.25% for Classes A, B, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended April 30, 2010, the Adviser waived or reimbursed approximately $214,700 of its advisory fees or other expenses.
The Adviser has entered into a subadvisory Agreement with Morgan Stanley Investment Management Limited (the “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The Subadviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s Officers and Trustees. The Adviser pays the Subadviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.
For the six months ended April 30, 2010, the Fund recognized expenses of approximately $300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended April 30, 2010, the Fund recognized expenses of approximately $20,400 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing

28

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended April 30, 2010, the Fund recognized expenses of approximately $7,500 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $8,600 are included in “Other” assets on the Statement of Assets and Liabilities at April 30, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 8, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed on May 27, 2010.
For the six months ended April 30, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $7,100 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $400. Sales charges do not represent expenses of the Fund.
At April 30, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class B, 10,000 shares of Class C, 1,507,067 Shares of Class I and 10,000 Shares of Class R.

3. Capital Transactions
For the six months ended April 30, 2010 and period ended October 31, 2009 transactions were as follows:

	For The		For The
	Six Months Ended		Period Ended
	April 30, 2010		October 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	480,267	$5,031,086	232,643	$2,418,380
Class B	80,443	835,913	62,594	646,503
Class C	41,083	431,204	43,983	457,184
Class I	-0-	-0-	1,960,386	19,604,000
Class R	-0-	-0-	10,000	100,000

Total Sales	601,793	$6,298,203	2,309,606	$23,226,067

29

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

	For The		For The
	Six Months Ended		Period Ended
	April 30, 2010		October 31, 2009
	Shares	Value	Shares	Value

Dividend Reinvestment:
Class A	14,813	$152,560	625	$6,640
Class B	2,390	24,496	97	1,029
Class C	1,774	18,309	70	740
Class I	8	84	2	21
Class R	-0-	-0-	-0-	-0-

Total Dividend Reinvestment	18,985	$195,449	794	$8,430

Repurchases:
Class A	(103,728)	$(1,071,041)	(12,970)	$(129,904)
Class B	(12,266)	(129,050)	(4,188)	(43,631)
Class C	(5,403)	(56,141)	(1,512)	(15,762)
Class I	(453,119)	(4,680,800)	-0-	-0-
Class R	-0-	-0-	-0-	-0-

Total Repurchases	(574,516)	$(5,937,032)	(18,670)	$(189,297)

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $7,440,574 and $7,270,409, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities for the period were $2,012,097 and $2,464,579, respectively.

5. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio’s effective yield, maturity and duration or generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized.
Summarized below are the specific types of derivative financial instruments used by the Fund.

A. Forward Foreign Currency Contracts A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation on the Statement of Operations. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as component

30

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

of realized gain/loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
During the six months ended April 30, 2010, the cost of purchases and the proceeds from the sales of forward foreign currency contracts were $31,127,668 and $30,855,523, respectively.

B. Futures Contracts The Fund is subject to interest rate risk or exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of interest rates or exchange rates. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (variation margin). When entering into futures contracts, the Fund bears the risk of interest rates or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. Restricted Cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.
Transactions in futures contracts for the six months ended April 30, 2010 were as follows:

Number
of
Contracts

Outstanding at October 31, 2009	13
Futures Opened	48
Futures Closed	(49)

Outstanding at April 30, 2010	12

The Fund adopted FASB ASC 815, Derivatives and Hedging (ASC 815) (formerly known as FAS 161), effective May 1, 2009. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

31

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2010.

	Asset Derivatives		Liability Derivatives

Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest Rate Contracts	Variation Margin on Futures	$8,438	Variation Margin on Futures	$(2,430)
Foreign Exchange Contracts	Forward Foreign Currency Contracts	54,942	Forward Foreign Currency Contracts	(33,725)

Total		$63,380		$(36,155)

The following tables set forth by primary risk exposure the Fund’s realized gains/losses and change in unrealized appreciation/depreciation by type of derivative contract for the six months ended April 30, 2010.

Amount of Realized Gain / Loss on Derivative Contracts
		Forward Foreign
Primary Risk Exposure	Futures	Currency Contracts	Total

Interest Rate Contracts	$13,447	$-0-	$13,447
Foreign Exchange Contracts	-0-	7,846	7,846

Total	$13,447	$7,846	$21,293

Change in Unrealized Appreciation / Depreciation on Derivative Contracts
		Forward Foreign
Primary Risk Exposure	Futures	Currency Contracts	Total

Interest Rate Contracts	$17,510	$-0-	$17,510
Foreign Exchange Contracts	-0-	(7,567)	(7,567)

Total	$17,510	$(7,567)	$9,943

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $12,100 and $700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

32

Van Kampen Global Bond Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

33

Van Kampen Global Bond Fund
Board of Trustees, Officers and Important Addresses
Information below is as of June 15, 2010

Trustees
David C. Arch
Bob R. Baker
Frank S. Bayley
James T. Bunch
Bruce L. Crockett
Rod Dammeyer
Albert R. Dowden
Jack M. Fields
Martin L. Flanagan
Carl Frischling
Prema Mathai-Davis
Lewis F. Pennock
Larry Soll
Hugo F. Sonnenschein
Raymond Stickel, Jr.
Philip A. Taylor
Wayne W. Whalen

Officers
 Bruce L. Crockett
Chair
Philip A. Taylor
President and Principal Executive Officer
Russell C. Burk
Senior Vice President and Senior Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
 Invesco Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Independent Registered
Public Accounting Firm
 PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Counsel to the Independent Trustees
 Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Investment Adviser
 Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

34

Your Notes

Your Notes

Your Notes

Van Kampen Global Bond Fund
An Important Notice Concerning Our
Privacy Policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

35, 135, 335, 635, 535
GBFSAN 06/10
IU10-02515P-Y04/10

SEMIANNUAL REPORT

April 30, 2010

MUTUAL FUNDS Van Kampen Global Tactical Asset Allocation Fund

Privacy Notice information on the back.

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail asset management business. This Fund was included in that acquisition and as of that date, became Invesco Van Kampen Global Tactical Asset Allocation Fund. Please visit www.invesco.com/transition for more information or call Invesco’s Client Services team at 800- 959-4246.

Invesco Distributors, Inc.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Global Tactical Asset Allocation Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of April 30, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/10 (Unaudited)

	A Shares		B Shares		C Shares		I Shares*	R Shares
	since 12/29/08		since 12/29/08		since 12/29/08		since 12/29/08	since 12/29/08
		w/max		w/max		w/max
	w/o	5.75%	w/o	5.00%	w/o	1.00%	w/o	w/o
Average Annual	sales	sales	sales	sales	sales	sales	sales	sales
Total Returns	charges	charge	charges	charge	charges	charge	charges	charges

Since Inception	15.88%	10.85%	15.18%	12.31%	15.35%	15.35%	16.16%	15.58%

1-year	25.11	17.95	24.11	19.11	24.21	23.21	25.39	24.68

6-month	5.39	–0.63	5.01	0.05	5.02	4.03	5.56	5.30

Gross Expense Ratio	2.37%		3.12%		3.12%		2.62%	2.12%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s daily net assets for Class A shares and up to 1.00 percent per year of the fund’s daily net assets for Class B and C shares. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s daily net assets for Class R shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund’s returns would have been lower. Periods of less than one year are not annualized.

*	Pursuant to the closing of the transaction as described in Note 9 in the Notes to Financial Statements, on June 1, 2010, the name of Class I Shares changed to Class Y Shares.

The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. The J.P. Morgan Government Bond Index-Global Unhedged USD (GBI Global Unhedged US) measures the performance in U.S. dollars on an unhedged basis of fixed rate government debt of major developed global bond markets. The Index includes only traded issues available to investors. The Citigroup 3-Month Treasury Bill Index is a fixed income market-value weighted index that includes all U.S. Treasury and U.S. agency securities with maturities of three-months. These Indices are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report
For the six-month period ended April 30, 2010

Market Conditions

Global equities traded higher through the last two months of 2009 but hit a bump in the road in early 2010, as concerns over dire fiscal conditions within peripheral European countries and the impact of China’s monetary tightening on the global recovery led to a pullback in equity markets. Rapidly deteriorating fiscal conditions in Greece took the spotlight in January, as worries about unsustainably large fiscal deficits, high public debt to gross domestic product (GDP) ratios, and declining productivity in the country sent Greek interest rate costs soaring and dampened global investor risk appetite. Additionally in January, China surprised financial markets by raising its reserve requirement rate for the first time since June 2008 in an attempt to reel in extraordinary monetary supply and loan growth, and to try to stamp out any further development of asset bubbles. As a result of these key developments, risky assets suffered a mild correction through mid-February. These assets bounced back in the second half of the first quarter of 2010, as policy developments between Greece, the European Union (EU), and the International Monetary Fund progressed, but dipped lower at the end of April as the issue had not yet found a resolution.

Against this backdrop, for the six-month period, developed equities (as represented by the MSCI World Index) rose 12.2 percent in local currency terms (9.4 percent in U.S. dollar terms) and outperformed global government bonds (as represented by the J.P. Morgan Government Bond Index-Global Unhedged USD), which only advanced by 1.9 percent in local terms (down 2.9 percent in U.S. dollar terms). U.S. Treasury bills (as represented by the Citigroup 3-Month Treasury Bill Index) underperformed both groups, with a 0.04 percent return (in U.S. dollar terms) for the reporting period.

Performance Analysis

Class A, Class I, and Class R shares of Van Kampen Global Tactical Asset Allocation Fund outperformed and Class B and Class C shares underperformed the Blended Index (65% MSCI World Index/30% J.P. Morgan Government Bond Index-Global Unhedged USD/5% Citi 3-Month T-Bill Index) (the “Blended Index”), and all share classes underperformed the MSCI World Index with net dividends for the six months ended April 30, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended April 30, 2010

					Blended Index (65%
					MSCI World
					Index/30% J.P. Morgan
					Government Bond
					Index-Global
					Unhedged USD/5% Citi
					3-Month T-Bill	MSCI World Index
Class A	Class B	Class C	Class I	Class R	Index)	with net dividends

5.39%	5.01%	5.02%	5.56%	5.30%	5.25%	9.40%

The performance for the five share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Key contributors to the Fund’s overall performance relative to the Blended Index included the following:

•	The Fund’s asset allocation contributed to relative returns, as the overweight position in equities enhanced performance. Despite declines in early 2010 as a result of European sovereign debt concerns and tighter monetary policy in China, global equities ended the reported period with substantial gains.

•	Emerging market equity exposure was favorable to returns, as emerging market equities outpaced developed market equities for the reported period.

•	Exposure to U.S. high yield fixed income boosted relative performance. U.S. high yield securities continued to rise as spreads against Treasuries narrowed and investors rotated into the asset class to capture higher yield.

•	U.S. and Europe sector selection added to returns. Selected pair trades were especially beneficial, including an overweight position in U.S. financials against an underweight position in European banks, as well as overweight positions in U.S. health care and consumer staples against underweight positions in U.S. telecommunication services and utilities.

Detractors from the Fund’s overall performance relative to the Blended Index included the following:

•	An underweight position in U.S. equities detracted from returns, as the U.S. equity market advanced on the back of better-than-expected economic data and resilient corporate profits.

•	Active currency decisions also hampered results. Losses from underweight positions in the Japanese Yen, U.S. Dollar, and Australian Dollar and overweight positions in the Canadian Dollar and the Brazilian Real overwhelmed gains from the overweight position in the Korean Won and the underweight position in the Euro.

Market Outlook

We continue to view 2010 as a year of strong corporate earnings growth, particularly in the U.S. However, we believe three macro headwinds—inflation in emerging markets, sovereign debt in the EU, and re-regulation in the United States—are all likely to temper some of the price appreciation that typically occurs in a high growth, low inflation environment. Importantly, we consider the inflation threat in countries such as China cyclical, while re-regulation and sovereign debt headwinds are more secular threats. In the near term, we believe that the aforementioned macro headwinds are likely to outweigh the benefits of strong economic growth and, as such, we have positioned the portfolio more conservatively for the near term. Against this backdrop, relative to the Blended Index, the portfolio maintains a slight overweight position in global equities, a mild underweight position in global government bonds, an overweight position in U.S. high yield, and a neutral position in cash.

Within equities, we continue to favor U.S. large-cap equities (with a preference for a dividend yield-themed basket) over U.S. mid- and small-cap equities. In our view, U.S. large-cap equities should continue to gain market share with competitive pricing tactics at the expense of smaller corporations. In addition, we believe small-cap equities are expensive on valuation metrics and should see weakening in relative performance against large-cap equities as investors look for better value within equities. In searching for better yield, we currently hold a position in a basket of U.S. large-cap equities encompassing a sustainable dividend yield theme.

We also maintain relative value trades within developed equities (overweight Switzerland and underweight Sweden) and emerging equities (overweight Korea and underweight India). Positive momentum in earnings revisions for Switzerland are more supportive of these equities relative to Sweden and the Swiss equity market tends to be a more defensive one in the face of volatile financial markets. High inflationary pressures in India amid a too-dovish backdrop from the Reserve Bank of India could lead to an overheating of the economy and cause Indian equities to underperform the broader equity market. In contrast to India’s double-digit consumer price index inflation numbers, inflation in Korea remains at relatively subdued levels and the Korean central bank remains vigilant on the issue.

Within sector allocation, we intend to implement a pair trade of overweighting U.S. materials against an underweight position in European materials. As the European materials sector consists of a higher percentage of metal and mining-related companies relative to the U.S. materials sector, we believe this trade should be favorable as industrial metals retreat from their highs on the back of global growth concerns. In addition, we believe the stabilization of some domestic chemical names within the U.S. materials sector should be beneficial to trade performance.

Within fixed income, we remain optimistic on higher spread products, such as U.S. high yield, relative to global government bonds. Sovereign bonds remain challenged, with concerns over ballooning fiscal deficits within developed markets and contagion from peripheral European debt. In addition, despite a significant run-up in 2009, our team remains constructive on U.S. high yield as we believe momentum in these assets generally persists in the year following one with large gains.

Within currencies, we maintain a pair trade between an overweight position in the Canadian Dollar and an underweight position in the Australian Dollar as economic surprises could lead to earlier-than-expected rate hikes from the Bank of Canada. In addition, we hold an underweight position to the Euro as continued concerns over the fiscal conditions of peripheral European countries should weigh on the currency.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Top 10 Holdings as of 4/30/10 (Unaudited)

Morgan Stanley Institutional Fund Trust—Core Plus Fixed Income Portfolio	3.7%
Van Kampen High Yield Fund, Class I	3.3
Van Kampen International Growth Fund, Class I	1.9
Morgan Stanley Institutional Fund, Inc.—Capital Growth Portfolio, Class I	1.6
SPDR Barclays Capital High Yield Bond ETF	0.9
JPMorgan Chase & Co.	0.6
Microsoft Corp.	0.5
Chevron Corp.	0.5
Johnson & Johnson	0.5
Nestle SA	0.5

Summary of Investments by Country Classification as of 4/30/10 (Unaudited)

United States	32.6%
United Kingdom	4.3
Switzerland	2.7
France	1.8
Germany	1.3
Spain	0.8
Sweden	0.7
Italy	0.6
Netherlands	0.5
Denmark	0.3
Netherlands Antilles	0.2
Ireland	0.2
Norway	0.2
Belgium	0.2
Luxembourg	0.1
Finland	0.1
Jersey	0.1
Bermuda	0.1
Greece	0.1
Portugal	0.1
Austria	0.0	*
Canada	0.0	*
Panama	0.0	*
Guernsey	0.0	*

Total Long-Term Investments	47.0
Total Repurchase Agreements	51.0

Total Investments	98.0
Foreign Currency	0.1
Other Assets in Excess of Liabilities	1.9

Net Assets	100.0%

*	Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the countries shown above. Top ten holdings and summary of investments by countries are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Important Notice Regarding Delivery of Security Holder Documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/1/09 - 4/30/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	11/1/09	4/30/10	11/1/09-4/30/10

Class A
Actual	$1,000.00	$1,053.93	$6.11
Hypothetical	1,000.00	1,018.84	6.01
(5% annual return before expenses)

Class B
Actual	1,000.00	1,050.05	10.06
Hypothetical	1,000.00	1,014.98	9.89
(5% annual return before expenses)

Class C
Actual	1,000.00	1,050.20	9.96
Hypothetical	1,000.00	1,015.08	9.79
(5% annual return before expenses)

Class I
Actual	1,000.00	1,055.58	4.84
Hypothetical	1,000.00	1,020.08	4.76
(5% annual return before expenses)

Class R
Actual	1,000.00	1,053.04	7.38
Hypothetical	1,000.00	1,017.60	7.25
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.98%, 1.96%, 0.95% and 1.45% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 34.5%
Austria 0.0%
Erste Group Bank AG	148	$6,610
Oesterreichishe Elektrizitaetswirtschafts AG, Class A	62	2,317
OMV AG	102	3,671
Telekom Austria AG	288	3,823

		16,421

Belgium 0.2%
Anheuser-Busch InBev NV	410	19,950
Belgacom SA	140	4,910
Colruyt SA	13	3,201
Delhaize Group	80	6,632
Groupe Bruxelles Lambert SA	64	5,424
KBC Groep NV (a)	123	5,569
Solvay SA	29	2,759
UCB SA	80	3,079

		51,524

Bermuda 0.1%
Axis Capital Holdings Ltd.	100	3,117
Bunge Ltd.	100	5,295
Invesco Ltd.	226	5,196
Marvell Technology Group Ltd. (a)	400	8,260
Seadrill Ltd.	400	10,112

		31,980

Canada 0.0%
Thomson Reuters Corp.	143	5,152
Tim Hortons, Inc.	100	3,299

		8,451

Denmark 0.3%
A P Moller—Maersk A/S, Class B	3	24,887
Danske Bank A/S (a)	685	17,801
Novo Nordisk A/S, Class B	353	28,832
Vestas Wind Systems A/S (a)	239	14,581

		86,101

Finland 0.1%
Fortum Oyj	157	4,068
Kone Oyj, Class B	280	12,370
Nokia Oyj	859	10,454
Sampo Oyj, Class A	552	13,620
Stora Enso Oyj, Class R	303	2,541
UPM-Kymmene Oyj	267	3,855

		46,908

France 1.8%
Accor SA	152	8,686
Air Liquide SA	284	32,864
Alcatel-Lucent SA (a)	1,859	5,933
Alstom SA	300	17,732

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

France (Continued)
AXA SA	435	$8,646
BNP Paribas	965	66,326
Bouygues SA	79	3,936
Cap Gemini SA	248	12,582
Carrefour SA	406	19,893
Casino Guichard-Perrachon SA	34	3,005
Christian Dior SA	106	11,214
CNP Assurances	30	2,512
Compagnie de Saint-Gobain	90	4,396
Compagnie Generale des Etablissements Michelin, Class B	158	11,432
Credit Agricole SA	1,133	16,163
Dassault Systemes SA	52	3,393
Electricite de France	277	14,902
Essilor International SA	63	3,850
France Telecom SA	429	9,404
GDF Suez	367	13,077
Groupe DANONE	301	17,766
Hermes International	55	7,289
Klepierre (REIT)	67	2,302
Lafarge SA	65	4,728
Lagardere SCA	99	3,998
L’Oreal SA	106	10,968
LVMH Moet Hennessy Louis Vuitton SA	269	30,752
Neopost SA	25	1,987
Pernod-Ricard SA	122	10,379
PPR	61	8,163
Publicis Groupe	101	4,468
Renault SA (a)	371	17,442
Sanofi-Aventis SA	300	20,542
Schneider Electric SA	90	10,281
SCOR SE	137	3,228
Societe Generale	642	34,158
Sodexo	170	10,443
Suez Environnement SA	496	10,759
Technip SA	101	8,071
Thales SA	73	2,717
Total SA	1,464	79,330
Unibail-Rodmaco SE (REIT)	43	8,104
Vallourec SA	41	8,196
Veolia Environnement	134	4,211
Vinci SA	135	7,561
Vivendi	373	9,817

		607,606

Germany 1.2%
Adidas AG	232	13,623
Allianz SE	127	14,580
BASF SE	333	19,471

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Germany (Continued)
Bayer AG	580	$37,108
Bayerische Motoren Werke AG	333	16,317
Beiersdorf AG	33	1,858
Commerzbank AG (a)	1,026	8,051
Daimler AG (a)	818	42,210
Deutsche Bank AG	173	11,956
Deutsche Boerse AG	205	15,970
Deutsche Lufthansa AG (a)	182	3,037
Deutsche Post AG	265	4,291
Deutsche Telekom AG	666	8,660
E.ON AG	624	23,043
Fresenius Medical Care AG & Co. KGaA	151	8,184
HeidelbergCement AG	113	7,024
Henkel AG & Co. KGaA	219	9,882
Infineon Technologies AG (a)	959	6,802
K&S AG	241	13,833
Linde AG	185	22,122
MAN AG	80	7,575
Merck KGaA	51	4,190
Metro AG	90	5,408
Muenchener Rueckversicherungs-Gesellschaft AG	58	8,197
RWE AG	149	12,192
SAP AG	1,041	50,151
Siemens AG	280	27,682
ThyssenKrupp AG	191	6,256
TUI AG (a)	200	2,218
Volkswagen AG	74	6,975

		418,866

Greece 0.1%
Alpha Bank AE (a)	300	2,405
Hellenic Telecommunications Organization SA	220	2,462
National Bank of Greece SA (a)	1,214	19,883
OPAP SA	180	3,658
Piraeus Bank SA (a)	255	1,925

		30,333

Guernsey 0.0%
Resolution Ltd.	189	210

Ireland 0.2%
Accenture PLC, Class A	300	13,092
Cooper Industries PLC	100	4,910
Covidien PLC	200	9,598
CRH PLC	669	18,768
Elan Corp. (a)	391	2,652
Ingersoll-Rand PLC	500	18,490

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Ireland (Continued)
Kerry Group PLC	112	$3,588
Willis Group Holdings PLC	100	3,445

		74,543

Italy 0.6%
Assicurazioni Generali SpA	1,293	27,256
Atlantia SpA	209	4,460
Banca Monte dei Paschi di Siena SpA	2,034	2,818
Banco Popolare SC	513	3,282
Enel SpA	1,213	6,326
ENI SpA	1,628	36,496
Fiat SpA	713	9,424
Finmeccanica SpA	300	3,838
Intesa Sanpaolo	4,737	15,590
Luxottica Group SpA	112	3,056
Mediaset SpA	632	5,019
Mediobanca SpA (a)	498	4,597
Mediobanca SpA (warrants, expiring 03/18/11) (a)	475	42
Parmalat SpA	1,400	3,681
Saipem SpA	473	17,743
Snam Rete Gas SpA	626	2,966
Telecom Italia SpA	3,196	4,473
Telecom Italia SpA, RSP Shares	4,917	5,554
Terna Rete Elettrica Nationale SpA	973	3,945
UniCredit SpA (a)	9,898	25,961
Unione di Banche Italiane ScpA	496	6,135
Unione di Banche Italiane ScpA (warrants, expiring 06/30/11) (a)	496	20

		192,682

Jersey 0.1%
Experian PLC	800	7,402
Randgold Resources Ltd.	61	5,158
Shire PLC	800	17,652
WPP PLC	354	3,764

		33,976

Luxembourg 0.1%
ArcelorMittal	265	10,439
Millicom International Cellular SA	125	10,949
SES SA	481	11,050
Tenaris SA	830	16,836

		49,274

Netherlands 0.5%
Aegon NV (a)	1,915	13,406
Akzo Nobel NV	75	4,409
ASML Holding NV	487	15,875
Corio NV (REIT)	28	1,627
European Aeronautic Defence and Space Co. NV	257	4,763
Heineken Holding NV	87	3,565
Heineken NV	221	10,258

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Netherlands (Continued)
ING Groep NV (a)	510	$4,565
Koninklijke Ahold NV	1,014	13,922
Koninklijke DSM NV	106	4,725
Koninklijke KPN NV	1,480	22,128
Koninklijke Philips Electronics NV	250	8,448
Reed Elsevier NV	495	5,876
STMicroelectronics NV	1,201	11,234
TNT NV	455	13,967
Unilever NV	969	29,614
Wolters Kluwer NV	228	4,676

		173,058

Netherlands Antilles 0.2%
Schlumberger Ltd.	1,200	85,704

Norway 0.2%
DnB NOR ASA	582	6,849
Norsk Hydro ASA (a)	600	4,649
Orkla ASA	600	5,057
StatoilHydro ASA	852	20,567
Telenor ASA (a)	1,083	15,473
Yara International ASA	250	8,727

		61,322

Panama 0.0%
Carnival Corp.	100	4,170

Portugal 0.1%
Banco Comercial Portugues SA, Class R	1,915	1,773
Energias de Portugal SA	1,482	5,268
Portugal Telecom SGPS SA	1,005	10,190

		17,231

Spain 0.8%
Abertis Infraestructuras SA	542	9,351
Acciona SA	23	2,288
ACS Actividades de Construccion y Servicios SA	270	12,146
Banco Bilbao Vizcaya Argentaria SA	2,074	27,157
Banco de Sabadell SA	777	3,922
Banco Popular Espanol SA	661	4,671
Banco Santander SA	4,748	59,652
Criteria Caixacorp SA	689	3,429
Enagas	142	2,837
Ferrovial SA	523	4,610
Gamesa Corp. Tecnologica SA	147	1,817
Gas Natural SDG SA	267	4,573
Iberdrola Renovables SA	676	2,623
Iberdrola SA	1,187	9,455
Industria de Diseno Textil SA	220	13,524
Red Electrica Corp. SA	182	8,611

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Spain (Continued)
Repsol YPF SA	647	$15,186
Telefonica SA	4,242	95,262

		281,114

Sweden 0.7%
Alfa Laval AB	289	4,341
Assa Abloy AB, Class B	254	5,908
Atlas Copco AB, Class A	1,000	16,242
Atlas Copco AB, Class B	700	10,249
Electrolux AB, Ser B	200	5,170
Getinge AB, Class B	200	4,496
Hennes & Mauritz AB, Class B	530	33,786
Investor AB, Class B	894	16,989
Nordea Bank AB	2,923	28,688
Sandvik AB	1,300	18,818
Scania AB, Class B	300	5,282
Securitas AB, Class B	14	148
Skandinaviska Enskilda Banken AB, Class A (a)	363	2,501
Skanska AB, Class B	305	5,081
SKF AB, Class B	800	16,100
Svenska Cellulosa AB, Class B	400	5,240
Svenska Handelsbanken AB, Class A	194	5,469
Swedish Match AB	437	9,976
Tele2 AB, Class B	249	4,232
Telefonaktiebolaget LM Ericsson, Class B	1,967	22,873
TeliaSonera AB	717	4,925
Volvo AB, Class B (a)	1,437	17,786

		244,300

Switzerland 2.7%
ABB Ltd. (a)	3,288	63,277
ACE Ltd.	100	5,319
Actelion Ltd. (a)	122	4,909
Adecco SA	172	10,137
Aryzta AG	65	2,490
Baloise Holding AG	40	3,144
Compagnie Financiere Richemont SA	686	25,360
Credit Suisse Group AG	1,505	68,849
Foster Wheeler AG (a)	100	2,998
GAM Holding Ltd. (a)	169	2,101
Geberit AG	48	8,538
Givaudan SA	13	11,316
Holcim Ltd.	337	25,271
Julius Baer Group Ltd.	461	15,921
Kuehne & Nagel International AG	131	13,628
Logitech International SA (a)	138	2,257
Lonza Group AG	38	2,981
Nestle SA	3,364	164,178
Noble Corp.	300	11,847

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Switzerland (Continued)
Novartis AG	2,267	$115,665
Roche Holding AG	746	117,818
SGS SA	9	11,676
Sonova Holding AG	55	6,860
Swatch Group AG	75	22,108
Swiss Reinsurance	364	15,868
Swisscom AG	31	10,509
Syngenta AG	133	33,772
Transocean Ltd. (a)	300	21,735
Tyco Electronics Ltd.	400	12,848
Tyco International Ltd.	500	19,395
UBS AG (a)	4,573	70,651
Weatherford International Ltd. (a)	600	10,866
Zurich Financial Services AG	89	19,843

		934,135

United Kingdom 4.3%
Admiral Group PLC	152	3,043
Amec PLC	313	3,948
Anglo American PLC (a)	1,358	58,162
Associated British Foods PLC	286	4,399
AstraZeneca PLC	367	16,227
Aviva PLC	677	3,583
BAE Systems PLC	2,450	12,878
Barclays PLC	6,641	34,002
BG Group PLC	4,318	72,497
BHP Billiton PLC	2,286	70,232
BP PLC	12,460	108,547
British American Tobacco PLC	1,195	37,533
British Land Co. PLC (REIT)	465	3,319
British Sky Broadcasting Group PLC	1,503	14,096
BT Group PLC	2,451	4,746
Bunzl PLC	300	3,503
Cable & Wireless Communications PLC	1,973	1,862
Cable & Wireless Worldwide PLC (a)	1,973	2,608
Cairn Energy PLC (a)	2,277	13,901
Capita Group PLC	651	7,948
Carnival PLC	132	5,722
Centrica PLC	5,161	23,130
Cobham PLC	901	3,653
Compass Group PLC (a)	2,055	16,774
Diageo PLC	1,555	26,519
Drax Group PLC	262	1,449
F&C Asset Management PLC	181	183
Firstgroup PLC	388	2,264
G4S PLC	1,933	7,902
GlaxoSmithKline PLC	3,671	67,986
Hammerson PLC (REIT)	357	2,087

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

United Kingdom (Continued)
Home Retail Group PLC	700	$2,949
HSBC Holdings PLC	10,556	107,538
Imperial Tobacco Group PLC	661	18,868
International Power PLC	1,197	6,048
J Sainsbury PLC	1,785	9,170
Johnson Matthey PLC	254	6,765
Kingfisher PLC	3,683	14,073
Land Securities Group PLC (REIT)	467	4,663
Legal & General Group PLC	4,700	6,088
Liberty International PLC (REIT)	107	801
Lloyds TSB Group PLC (a)	43,377	43,378
Man Group PLC	1,404	5,220
Marks & Spencer Group PLC	1,306	7,316
National Grid PLC	1,444	13,943
Next PLC	331	11,612
Old Mutual PLC (a)	3,776	6,673
Pearson PLC	261	4,190
Prudential PLC	869	7,696
Reckitt Benckiser PLC	260	13,494
Reed Elsevier PLC	1,901	14,973
Rio Tinto PLC	1,443	72,791
Rolls-Royce Group PLC (a)	2,405	21,239
Rolls-Royce Group PLC (a)	216,450	331
Royal Bank of Scotland Group PLC (a)	15,623	12,833
Royal Dutch Shell PLC, Class A	2,348	73,465
Royal Dutch Shell PLC, Class B	1,765	53,260
RSA Insurance Group PLC	2,623	4,851
SABMiller PLC	586	18,401
Sage Group PLC	936	3,508
Scottish & Southern Energy PLC	773	12,752
Serco Group PLC	22	210
Severn Trent PLC	185	3,278
Smith & Nephew PLC	689	7,152
Smiths Group PLC	763	13,139
Standard Chartered PLC	2,694	71,810
Standard Life PLC	1,817	5,507
Tate & Lyle PLC	370	2,584
Tesco PLC	7,013	46,651
Tullow Oil PLC	1,291	22,332
Unilever PLC	792	23,725
United Utilities Group PLC	563	4,619
Vodafone Group PLC	14,666	32,603
William Morrison Supermarkets PLC	2,128	9,419
Wolseley PLC (a)	276	6,941
Xstrata PLC	2,029	33,600

		1,497,162

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

United States 20.2%
3M Co.	500	$44,335
Abbott Laboratories	2,500	127,900
Activision Blizzard, Inc.	300	3,324
Adobe Systems, Inc. (a)	400	13,436
Advance Auto Parts, Inc.	100	4,510
Aetna, Inc.	300	8,865
Aflac, Inc.	100	5,096
AGCO Corp. (a)	100	3,502
Agilent Technologies, Inc. (a)	300	10,878
Alcoa, Inc.	100	1,344
Allergan, Inc.	100	6,369
Allstate Corp.	100	3,267
Altria Group, Inc.	1,200	25,428
Amazon.com, Inc. (a)	100	13,706
American Express Co.	600	27,672
American International Group, Inc. (a)	70	2,723
American Tower Corp., Class A (a)	300	12,243
Ameriprise Financial, Inc.	100	4,636
AmerisourceBergen Corp.	200	6,170
AMETEK, Inc.	100	4,325
Amgen, Inc. (a)	500	28,680
Amphenol Corp., Class A	100	4,621
Anadarko Petroleum Corp.	200	12,432
Analog Devices, Inc.	200	5,986
AOL, Inc. (a)	81	1,892
Aon Corp.	100	4,246
Apache Corp.	100	10,176
Apollo Group, Inc., Class A (a)	100	5,741
Apple, Inc. (a)	300	78,336
Applied Materials, Inc.	1,000	13,780
Archer-Daniels-Midland Co.	400	11,176
Assurant, Inc.	100	3,643
AT&T, Inc.	2,500	65,150
Automatic Data Processing, Inc.	2,200	95,392
Aviat Networks, Inc. (a)	24	156
Avon Products, Inc.	300	9,699
Bank of America Corp.	5,773	102,933
Bank of New York Mellon Corp.	800	24,904
Baxter International, Inc.	300	14,166
Becton Dickinson & Co.	100	7,637
Bed Bath & Beyond, Inc. (a)	100	4,596
Berkshire Hathaway, Inc., Class B (a)	422	32,494
Best Buy Co., Inc.	300	13,680
Biogen Idec, Inc. (a)	100	5,325
BMC Software, Inc. (a)	100	3,936
Boeing Co.	200	14,486
BorgWarner, Inc. (a)	100	4,334

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Boston Properties, Inc. (REIT)	100	$7,886
Boston Scientific Corp. (a)	800	5,504
Bristol-Myers Squibb Co.	4,100	103,689
Broadcom Corp., Class A	300	10,347
CA, Inc.	200	4,562
Campbell Soup Co.	2,400	86,064
Capital One Financial Corp.	200	8,682
Cardinal Health, Inc.	200	6,938
CareFusion Corp. (a)	100	2,758
Caterpillar, Inc.	500	34,045
CBS Corp., Class B	400	6,484
Celgene Corp. (a)	200	12,390
CenterPoint Energy, Inc.	4,900	70,364
CenturyTel, Inc.	300	10,233
C.H. Robinson Worldwide, Inc.	100	6,030
Charles Schwab Corp.	4,400	84,876
Chesapeake Energy Corp.	500	11,900
Chevron Corp.	2,100	171,024
Chubb Corp.	1,500	79,305
CIGNA Corp.	200	6,412
Cincinnati Financial Corp.	100	2,840
Cisco Systems, Inc. (a)	2,700	72,684
Citigroup, Inc. (a)	3,600	15,732
Citrix Systems, Inc. (a)	100	4,700
Clorox Co.	100	6,470
Coach, Inc.	200	8,350
Coca-Cola Co.	1,300	69,485
Coca-Cola Enterprises, Inc.	300	8,319
Cognizant Technology Solutions Corp., Class A (a)	100	5,118
Colgate-Palmolive Co.	400	33,640
Comcast Corp., Class A	800	15,792
Comcast Corp., Class Special A	600	11,310
Computer Sciences Corp. (a)	100	5,239
ConAgra Foods, Inc.	400	9,788
ConocoPhillips	2,300	136,137
Corning, Inc.	1,000	19,250
Costco Wholesale Corp.	400	23,632
C.R. Bard, Inc.	100	8,653
CSX Corp.	200	11,210
CVS Caremark Corp.	900	33,237
Darden Restaurants, Inc.	100	4,475
DaVita, Inc. (a)	100	6,243
Deere & Co.	200	11,964
Dell, Inc. (a)	1,000	16,180
DENTSPLY International, Inc.	100	3,664
Devon Energy Corp.	200	13,466
DIRECTV, Class A (a)	600	21,738

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Dollar Tree, Inc. (a)	100	$6,072
Dominion Resources, Inc.	800	33,440
Dover Corp.	100	5,222
Dow Chemical Co.	100	3,083
Du Pont (E.I.) de Nemours & Co.	2,300	91,632
Duke Energy Corp.	1,600	26,848
eBay, Inc. (a)	500	11,905
Electronic Arts, Inc. (a)	200	3,874
Eli Lilly & Co.	500	17,485
EMC Corp. (a)	1,200	22,812
Emerson Electric Co.	700	36,561
EOG Resources, Inc.	100	11,212
Equity Residential (REIT)	100	4,527
Estee Lauder Cos., Inc., Class A	100	6,592
Exelon Corp.	800	34,872
Expeditors International of Washington, Inc.	100	4,074
Express Scripts, Inc. (a)	100	10,013
Exxon Mobil Corp.	2,000	135,700
Family Dollar Stores, Inc.	200	7,912
Fastenal Co.	100	5,469
FedEx Corp.	100	9,001
Fiserv, Inc. (a)	100	5,109
FLIR Systems, Inc. (a)	100	3,059
Fluor Corp.	100	5,284
Ford Motor Co. (a)	1,600	20,832
Forest Laboratories, Inc. (a)	200	5,452
Fortune Brands, Inc.	100	5,242
FPL Group, Inc.	500	26,025
Franklin Resources, Inc.	100	11,564
GameStop Corp., Class A (a)	100	2,431
Gap, Inc.	500	12,365
General Dynamics Corp.	200	15,272
General Electric Co.	7,500	141,450
General Mills, Inc.	400	28,472
Genuine Parts Co.	1,900	81,320
Genzyme Corp. (a)	100	5,324
Gilead Sciences, Inc. (a)	500	19,835
Goldman Sachs Group, Inc.	100	14,520
Google, Inc., Class A (a)	100	52,544
Halliburton Co.	400	12,260
Harris Corp.	100	5,148
Hartford Financial Services Group, Inc.	200	5,714
Hasbro, Inc.	100	3,836
Health Care, Inc. (REIT)	1,600	71,888
Hershey Co.	100	4,701
Hess Corp.	100	6,355
Hewlett-Packard Co.	1,000	51,970

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
HJ Heinz Co.	300	$14,061
Home Depot, Inc.	300	10,575
Honeywell International, Inc.	500	23,735
Hospira, Inc. (a)	100	5,379
H&R Block, Inc.	200	3,662
Humana, Inc. (a)	100	4,572
IBM Corp.	1,100	141,900
Illinois Tool Works, Inc.	500	25,550
Illumina, Inc. (a)	100	4,187
Integrys Energy Group, Inc.	1,500	74,415
Intel Corp.	5,900	134,697
International Game Technology	200	4,216
Intuit, Inc. (a)	200	7,232
Jacobs Engineering Group, Inc. (a)	100	4,822
JM Smucker Co.	100	6,107
Johnson & Johnson	2,600	167,180
Johnson Controls, Inc.	500	16,795
JPMorgan Chase & Co.	5,100	217,158
Juniper Networks, Inc. (a)	400	11,364
Kellogg Co.	300	16,482
KeyCorp	2,900	26,158
Kimberly-Clark Corp.	300	18,378
Kohl’s Corp. (a)	300	16,497
Kraft Foods, Inc., Class A	1,100	32,560
Kroger Co.	500	11,115
Laboratory Corp. of America Holdings (a)	100	7,857
Legg Mason, Inc.	100	3,169
Liberty Media-Starz, Ser A (a)	40	2,216
Life Technologies Corp. (a)	100	5,471
Lockheed Martin Corp.	200	16,978
Loews Corp.	300	11,172
Lorillard, Inc.	100	7,837
Lowe’s Cos., Inc.	300	8,136
Marathon Oil Corp.	2,700	86,805
Marriott International, Inc., Class A	200	7,352
Marsh & McLennan Cos., Inc.	500	12,110
Masco Corp.	200	3,246
Mattel, Inc.	200	4,610
McAfee, Inc. (a)	100	3,475
McCormick & Co., Inc.	100	3,957
McDonald’s Corp.	1,500	105,885
McGraw-Hill Cos., Inc.	200	6,744
McKesson Corp.	100	6,481
Medco Health Solutions, Inc. (a)	300	17,676
Medtronic, Inc.	500	21,845
Merck & Co., Inc.	1,695	59,393
MetLife, Inc.	300	13,674

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Micron Technology, Inc. (a)	600	$5,610
Microsoft Corp.	6,100	186,294
Molson Coors Brewing Co., Class B	100	4,436
Moody’s Corp.	100	2,472
Motorola, Inc. (a)	1,900	13,433
Murphy Oil Corp.	100	6,015
NASDAQ OMX Group, Inc. (a)	100	2,100
National-Oilwell Varco, Inc.	500	22,015
NetApp, Inc. (a)	300	10,401
News Corp., Class A	800	12,336
News Corp., Class B	400	7,116
NIKE, Inc., Class B	100	7,591
Noble Energy, Inc.	100	7,640
Norfolk Southern Corp.	200	11,866
Northern Trust Corp.	100	5,498
Northrop Grumman Corp.	1,500	101,745
NVIDIA Corp. (a)	400	6,288
NYSE Euronext	100	3,263
Occidental Petroleum Corp.	400	35,464
Omnicom Group, Inc.	200	8,532
Oracle Corp.	1,900	49,096
PACCAR, Inc.	500	23,260
Pall Corp.	100	3,899
Paychex, Inc.	200	6,120
Pentair, Inc.	100	3,616
PepsiCo, Inc.	1,200	78,264
Pfizer, Inc.	4,074	68,117
Pharmaceutical Product Development, Inc.	100	2,750
Philip Morris International, Inc.	1,300	63,804
Plum Creek Timber Co., Inc. (REIT)	1,800	71,640
Principal Financial Group, Inc.	300	8,766
Procter & Gamble Co.	1,900	118,104
Progressive Corp.	600	12,054
Prudential Financial, Inc.	200	12,712
QUALCOMM, Inc.	1,000	38,740
Quest Diagnostics, Inc.	100	5,716
Qwest Communications International, Inc.	5,400	28,242
Raytheon Co.	1,700	99,110
Reynolds American, Inc.	100	5,342
Ross Stores, Inc.	200	11,200
Safeway, Inc.	400	9,440
Saint Jude Medical, Inc. (a)	200	8,164
Salesforce.com, Inc. (a)	100	8,560
Sara Lee Corp.	400	5,688
Sherwin-Williams Co.	100	7,807
Simon Property Group, Inc. (REIT)	305	27,151
SLM Corp. (a)	300	3,672

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Southern Co.	1,000	$34,560
Southwestern Energy Co. (a)	300	11,904
Spectra Energy Corp.	600	14,004
Sprint Nextel Corp. (a)	2,500	10,625
Staples, Inc.	600	14,118
Starbucks Corp.	600	15,588
State Street Corp.	300	13,050
Stryker Corp.	100	5,744
Symantec Corp. (a)	600	10,062
Synthes, Inc.	72	8,201
Sysco Corp.	300	9,462
T. Rowe Price Group, Inc.	100	5,751
Target Corp.	100	5,687
Texas Instruments, Inc.	500	13,005
Thermo Fisher Scientific, Inc. (a)	300	16,584
Tiffany & Co.	200	9,696
Time Warner Cable, Inc.	208	11,700
Time Warner, Inc.	600	19,848
TJX Cos., Inc.	300	13,902
Toll Brothers, Inc. (a)	100	2,257
Travelers Cos., Inc.	100	5,074
Union Pacific Corp.	200	15,132
United Parcel Service, Inc., Class B	300	20,742
United Technologies Corp.	700	52,465
UnitedHealth Group, Inc.	500	15,155
Unum Group	300	7,341
U.S. Bancorp	1,000	26,770
Varian Medical Systems, Inc. (a)	100	5,638
Verizon Communications, Inc.	3,900	112,671
Vertex Pharmaceuticals, Inc. (a)	100	3,877
Viacom, Inc., Class B (a)	400	14,132
Visa, Inc., Class A	100	9,023
Vornado Realty Trust (REIT)	102	8,504
Walgreen Co.	800	28,120
Wal-Mart Stores, Inc.	1,300	69,745
Walt Disney Co.	800	29,472
Waste Management, Inc.	2,300	79,764
Waters Corp. (a)	100	7,199
WellPoint, Inc. (a)	200	10,760
Wells Fargo & Co.	2,558	84,695
Western Union Co.	500	9,125
Williams Cos., Inc.	600	14,166
WR Berkley Corp.	100	2,700
Xerox Corp.	993	10,824
XTO Energy, Inc.	300	14,256
Yahoo!, Inc. (a)	600	9,918
Yum! Brands, Inc.	1,700	72,114

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

United States (Continued)
Zimmer Holdings, Inc. (a)	100	$6,091
Zions Bancorporation	1,000	28,730

		7,000,399

Total Common Stocks 34.5%		11,947,470

Underlying Funds 11.8%
Affiliated Funds 10.9% (b)
Morgan Stanley Institutional Fund, Inc.—Capital Growth Portfolio, Class I	25,896	547,184
Morgan Stanley Institutional Fund, Inc.—International Growth Equity Portfolio, Class I	13,609	123,709
Morgan Stanley Institutional Fund Trust—Core Plus Fixed Income Portfolio	135,820	1,298,441
Van Kampen High Yield Fund, Class I	120,428	1,150,088
Van Kampen International Growth Fund, Class I	41,794	665,786

		3,785,208

Unaffiliated Funds 0.9%
SPDR Barclays Capital High Yield Bond ETF	7,900	317,501

Total Underlying Funds 11.8%		4,102,709

Preferred Stocks 0.1%
Germany 0.1%
Fresenius SE	63	4,559
Henkel AG & Co. KGaA	204	10,916
Porsche Automobil Holding SE	66	3,835
RWE AG	29	2,238
Volkswagen AG	84	8,099

Total Preferred Stocks 0.1%		29,647

Government Agency Obligations 0.6%
Federal Home Loan Mortgage Corp. ($100,000 par, 5.50% coupon, maturing 08/20/12)		109,369
Federal National Mortgage Association ($90,000 par, 4.88% coupon, maturing 05/18/12)		96,767

Total Government Agency Obligations 0.6%		206,136

Total Long-Term Investments 47.0% (Cost $14,536,629)		16,285,962

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Description	Value

Repurchase Agreements 51.0%
Banc of America Securities ($4,674,989 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 04/30/10, to be sold on 05/03/10 at $4,675,063)	$4,674,989
JPMorgan Chase & Co. ($12,657,752 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 04/30/10, to be sold on 05/03/10 at $12,657,953)	12,657,752
State Street Bank & Trust Co. ($305,259 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 04/30/10, to be sold on 05/03/10 at $305,259)	305,259

Total Repurchase Agreements 51.0% (Cost $17,638,000)	17,638,000

Total Investments 98.0% (Cost $32,174,629)	33,923,962

Foreign Currency 0.1% (Cost $33,635)	33,359

Other Assets in Excess of Liabilities 1.9%	674,306

Net Assets 100.0%	$34,631,627

Percentages are calculated as a percentage of net assets.

Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision on the Fund’s Trustees. The total market value of these securities is $4,724,529.

(a)	Non-income producing security

(b)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

REIT—Real Estate Investment Trust

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Forward Foreign Currency Contracts Outstanding as of April 30, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Long Contracts:
Australian Dollar
817,832 expiring 05/20/10	US$	$755,370	$1,067

Canadian Dollar
1,148,490 expiring 05/20/10	US$	1,130,681	(12,334)
717,685 expiring 05/20/10	US$	706,557	(9,003)

			(21,337)

Euro
953,345 expiring 05/20/10	US$	1,269,404	(2,882)
2,020,513 expiring 05/20/10	US$	2,690,368	(5,986)

			(8,868)

Hong Kong Dollar
1,030,892 expiring 05/20/10	US$	132,797	(84)

Indian Rupee
15,453 expiring 05/20/10	US$	348	(1)

Japanese Yen
406,075,334 expiring 05/20/10	US$	4,323,451	(29,937)
17,552,576 expiring 05/20/10	US$	186,881	(1,593)
61,618,576 expiring 05/20/10	US$	656,048	(5,909)

			(37,439)

Norwegian Krone
31,259 expiring 05/20/10	US$	5,295	(4)
7,300 expiring 05/20/10	US$	1,237	(1)

			(5)

Pound Sterling
118,323 expiring 05/20/10	US$	181,030	(800)
635,542 expiring 05/20/10	US$	972,354	(4,182)

			(4,982)

New Russian Ruble
18,997 expiring 05/20/10	US$	650	(2)

Singapore Dollar
92,689 expiring 05/20/10	US$	67,641	1,155

Swedish Krona
489,952 expiring 05/20/10	US$	67,647	(535)

Total Long Contracts			(71,031)

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Short Contracts:
Australian Dollar
338,590 expiring 05/20/10	US$	$312,731	$(794)
46,591 expiring 05/20/10	US$	43,032	(13)

			(807)

Brazilian Real
68,331 expiring 05/20/10	US$	39,181	(607)

Mexican Peso
6,530 expiring 05/20/10	US$	529	4

Swiss Franc
309,678 expiring 05/20/10	US$	287,827	5,710

Total Short Contracts			4,300

Total Forward Foreign Currency Contracts			$(66,731)

Futures Contracts Outstanding as of April 30, 2010:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation

Long Contracts:
ASX SPI 200 Index, June 2010 (Current Notional Value of $112,144 per contract)	8	$(7,027)
Australian Treasury Bond 10-Year, June 2010 (Current Notional Value of $95,049 per contract)	1	(1,001)
CAC 40 Index, May 2010 (Current Notional Value of $49,769 per contract)	7	(20,430)
DAX Index, June 2010 (Current Notional Value of $203,785 per contract)	1	6,199
Dow Jones EURO STOXX 50 Index, June 2010 (Current Notional Value of $36,539 per contract)	11	(9,752)
FTSE 100 Index, June 2010 (Current Notional Value of $84,301 per contract)	8	(9,667)
German Euro Bond, June 2010 (Current Notional Value of $166,007 per contract)	15	43,878
Hang Seng China Ent Index, May 2010 (Current Notional Value of $77,576 per contract)	2	2,974
Hang Seng Index, May 2010 (Current Notional Value of $134,480 per contract)	1	1,932
JGB Mini 10-Year, June 2010 (Current Notional Value of $148,537 per contract)	19	9,297
Kospi 200 Index, June 2010 (Current Notional Value of $103,216 per contract)	2	1,624
S&P 500 E-Mini Index, June 2010 (Current Notional Value of $59,170 per contract)	36	57,920
S&P Midcap 400 E-Mini Index, June 2010 (Current Notional Value of $82,160 per contract)	22	97,530
S&P TSE 60 Index, June 2010 (Current Notional Value of $141,028 per contract)	8	19,965
SGX MSCI Singapore Index, May 2010 (Current Notional Value of $51,166 per contract)	3	(1,287)
Topix Index, June 2010 (Current Notional Value of $104,563 per contract)	25	157,940

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation

Long Contracts (Continued)
U.S. Treasury Notes 10-Year Futures, June 2010 (Current Notional Value of $117,906, per contract)	10	$20,180
UK Long Gilt Bond, June 2010 (Current Notional Value of $177,464 per contract)	3	16,947

Total Long Contracts	182	387,222

Short Contracts:
Nikkei 225 Index, June 2010 (Current Notional Value of $117,541 per contract)	3	$(4,581)
OMX 30 Index, May 2010 (Current Notional Value of $14,492 per contract)	18	(5,960)
Russell 2000 Mini Index, June 2010 (Current Notional Value of $71,550 per contract)	7	(30,555)
SGX Cnx Nifty Index, May 2010 (Current Notional Value of $10,521 per contract)	34	(1,675)

Total Short Contracts	62	(42,771)

Total Futures Contracts	244	$344,451

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant		Percent
	Quoted	Observable	Unobservable		of Net
Investments	Prices	Inputs	Inputs	Total	Assets

Investments in an Asset Position
Common Stocks
Advertising	$8,532	$8,232	$—	$16,764	0.1%
Aerospace & Defense	324,122	49,089	—	373,211	1.1
Agricultural Products	16,471	—	—	16,471	0.1
Air Freight & Logistics	47,759	18,259	—	66,018	0.2
Airlines	—	3,037	—	3,037	0.0	*
Alternative Carriers	—	1,862	—	1,862	0.0	*
Aluminum	1,344	—	—	1,344	0.0	*
Apparel Retail	37,467	47,309	—	84,776	0.2
Apparel, Accessories & Luxury Goods	8,350	113,401	—	121,751	0.4
Application Software	33,928	57,052	—	90,980	0.3
Asset Management & Custody Banks	73,768	7,503	—	81,271	0.2
Auto Parts & Equipment	21,129	—	—	21,129	0.1
Automobile Manufacturers	20,832	92,368	—	113,200	0.3
Automotive Retail	4,510	—	—	4,510	0.0	*

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant		Percent
	Quoted	Observable	Unobservable		of Net
Investments	Prices	Inputs	Inputs	Total	Assets

Biotechnology	$79,618	$4,909	$—	$84,527	0.2%
Brewers	4,436	52,174	—	56,610	0.2
Broadcasting—Diversified	46,964	11,050	—	58,014	0.2
Broadcasting & Cable TV	22,276	19,116	—	41,392	0.1
Building Products	3,246	18,841	—	22,087	0.1
Casinos & Gaming	4,216	3,658	—	7,874	0.0	*
Catalog Retail	—	2,949	—	2,949	0.0	*
Commodity Chemicals	—	2,759	—	2,759	0.0	*
Communications Equipment	160,775	39,260	—	200,035	0.6
Computer & Electronics Retail	16,111	—	—	16,111	0.0	*
Computer Hardware	288,386	—	—	288,386	0.8
Computer Storage & Peripherals	33,213	2,257	—	35,470	0.1
Construction & Engineering	13,104	28,736	—	41,840	0.1
Construction & Farm Machinery & Heavy Trucks	72,771	39,310	—	112,081	0.3
Construction Materials	—	55,791	—	55,791	0.2
Consumer Electronics	—	8,448	—	8,448	0.0	*
Consumer Finance	40,026	—	—	40,026	0.1
Data Processing & Outsourced Services	130,008	—	—	130,008	0.4
Department Stores	16,497	27,091	—	43,588	0.1
Distillers & Vintners	—	36,898	—	36,898	0.1
Distributors	81,320	—	—	81,320	0.2
Diversified Banks	111,486	642,918	—	754,404	2.2
Diversified Capital Markets	—	151,455	—	151,455	0.4
Diversified Chemicals	94,715	60,988	—	155,703	0.5
Diversified Commercial & Professional Services	—	27,128	—	27,128	0.1
Diversified Metals & Mining	—	234,784	—	234,784	0.7
Diversified REIT’s	8,504	14,310	—	22,814	0.1
Drug Retail	61,357	—	—	61,357	0.2
Education Services	5,741	—	—	5,741	0.0	*
Electric Utilities	95,457	92,976	—	188,433	0.5
Electrical Components & Equipment	45,796	10,281	—	56,077	0.2
Electronic Equipment Manufacturers	18,558	—	—	18,558	0.1
Electronic Manufacturing Services	12,848	—	—	12,848	0.0	*
Environmental & Facilities Services	79,764	10,969	—	90,733	0.3
Fertilizers & Agricultural Chemicals	—	56,333		56,333	0.2
Food Distributors	9,462	—	—	9,462	0.0	*
Food Retail	20,555	92,000	—	112,555	0.3
Footwear	7,591	—	—	7,591	0.0	*
Gas Utilities	—	10,376	—	10,376	0.0	*
General Merchandise Stores	11,759	—	—	11,759	0.0	*
Gold	—	5,158	—	5,158	0.0	*
Health Care Distributors	22,347	—	—	22,347	0.1
Health Care Equipment	105,618	26,710	—	132,328	0.4
Health Care Services	50,255	8,184	—	58,439	0.2

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant		Percent
	Quoted	Observable	Unobservable		of Net
Investments	Prices	Inputs	Inputs	Total	Assets

Health Care Supplies	$3,664	$3,850	$—	$7,514	0.0	*%
Heavy Electrical Equipment	—	97,407	—	97,407	0.3
Highways & Railtracks	—	18,422	—	18,422	0.1
Home Entertainment Software	7,198	—	—	7,198	0.0	*
Home Furnishing Retail	4,596	—	—	4,596	0.0	*
Home Improvement Retail	26,518	14,073	—	40,591	0.1
Homebuilding	2,257	—	—	2,257	0.0	*
Hotels, Resorts & Cruise Lines	11,522	16,626	—	28,148	0.1
Household Appliances	—	5,170	—	5,170	0.0	*
Household Products	176,592	23,376	—	199,968	0.6
Housewares & Specialties	5,242	—	—	5,242	0.0	*
Human Resource & Employment Services	—	18,085	—	18,085	0.1
Hypermarkets & Super Centers	93,377	25,301	—	118,678	0.3
Independent Power Producers & Energy Traders	—	10,119	—	10,119	0.0	*
Industrial Conglomerates	205,180	45,878	—	251,058	0.7
Industrial Gases	—	54,986	—	54,986	0.2
Industrial Machinery	56,777	77,649	—	134,426	0.4
Insurance Brokers	19,801	—	—	19,801	0.1
Integrated Oil & Gas	577,500	463,019	—	1,040,519	3.0
Integrated Telecommunication Services	218,904	206,752	—	425,656	1.2
Internet Retail	13,706	—	—	13,706	0.0	*
Internet Software & Services	76,259	—	—	76,259	0.2
Investment Banking & Brokerage	99,438	4,597	—	104,035	0.3
IT Consulting & Other Services	18,210	12,582	—	30,792	0.1
Leisure Products	8,446	—	—	8,446	0.0	*
Life & Health Insurance	47,589	42,091	—	89,680	0.3
Life Sciences Tools & Services	22,055	—	—	22,055	0.1
Managed Health Care	45,764	—	—	45,764	0.1
Marine	—	38,515	—	38,515	0.1
Movies & Entertainment	82,904	9,817	—	92,721	0.3
Multi-Line Insurance	23,252	95,523	—	118,775	0.3
Multi-Sector Holdings	—	25,842	—	25,842	0.1
Multi-Utilities	205,067	71,172	—	276,239	0.8
Office	7,886	—	—	7,886	0.0	*
Office Electronics	10,824	1,987	—	12,811	0.0	*
Oil & Gas Drilling	33,582	10,113	—	43,695	0.1
Oil & Gas Equipment & Services	130,845	42,650	—	173,495	0.5
Oil & Gas Exploration & Production	92,986	40,882	—	133,868	0.4
Oil & Gas Storage & Transportation	28,170	—	—	28,170	0.1
Other Diversified Financial Services	335,823	20,486	—	356,309	1.0
Packaged Foods & Meats	207,880	252,024	—	459,904	1.3
Paper Products	—	11,635	—	11,635	0.0	*
Personal Products	16,291	12,827	—	29,118	0.1
Pharmaceuticals	555,585	391,993	—	947,578	2.7
Property & Casualty Insurance	146,170	3,043	—	149,213	0.4

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant		Percent
	Quoted	Observable	Unobservable		of Net
Investments	Prices	Inputs	Inputs	Total	Assets

Publishing	$11,896	$33,713	$—	$45,609	0.1%
Railroads	38,208	—	—	38,208	0.1
Real Estate Management & Development	—	4,663	—	4,663	0.0	*
Regional Banks	54,888	—	—	54,888	0.2
Reinsurance	—	27,293	—	27,293	0.1
Residential REIT’s	4,527	—	—	4,527	0.0	*
Restaurants	201,361	27,217	—	228,578	0.7
Retail REIT’s	27,151	3,929	—	31,080	0.1
Semiconductor Equipment	13,780	15,875	—	29,655	0.1
Semiconductors	184,193	18,036	—	202,229	0.6
Soft Drinks	156,068	—	—	156,068	0.5
Specialized Consumer Services	3,662	—	—	3,662	0.0	*
Specialized Finance	7,835	15,970	—	23,805	0.1
Specialized REIT’s	143,528	—	—	143,528	0.4
Specialty Chemicals	—	25,788	—	25,788	0.1
Specialty Stores	23,814	—	—	23,814	0.1
Steel	—	16,695	—	16,695	0.1
Systems Software	257,425	—	—	257,425	0.7
Tires & Rubber	—	11,432	—	11,432	0.0	*
Tobacco	102,411	66,377	—	168,788	0.5
Trading Companies & Distributors	5,469	10,444	—	15,913	0.1
Trucking	—	2,264	—	2,264	0.0	*
Utility	2,652	—	—	2,652	0.0	*
Water Utilities	—	3,278	—	3,278	0.0	*
Wireless Telecommunication Services	22,868	47,487	—	70,355	0.2
Preferred Stocks
Automobile Manufacturers	—	11,934	—	11,934	0.0	*
Health Care Equipment	—	4,559	—	4,559	0.0	*
Household Products	—	10,916	—	10,916	0.0	*
Multi-Utilities	—	2,238	—	2,238	0.0	*
Underlying Funds
Affiliated Funds	3,785,208	—	—	3,785,208	10.9
Unaffiliated Funds	317,501	—	—	317,501	0.9
United States Government Agencies & Obligations	—	206,136	—	206,136	0.6
Repurchase Agreements	—	17,638,000	—	17,638,000	50.9
Forward Foreign Currency Contracts	—	7,936	—	7,936	0.0	*
Futures	436,386	—	—	436,386	1.3

Total Investments in an Asset Position	$11,791,683	$22,576,601	$—	$34,368,284	99.2%

Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$(74,667)	$—	$(74,667)
Futures	(91,935)	—	—	(91,935)

Total Investments in a Liability Position	$(91,935)	$(74,667)	$—	$(166,602)

*	Amount is less than 0.1%.

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Affiliated Investments (Cost $3,379,192)	$3,785,208
Unaffiliated Investments (Cost $28,795,437)	30,138,754
Foreign Currency (Cost $33,635)	33,359
Cash	794
Restricted Cash	359,663
Restricted Cash – Foreign Currency (Cost $50,585)	51,932
Receivables:
Variation Margin on Futures	436,386
Fund Shares Sold	48,207
Dividends	39,543
Expense Reimbursement from Adviser	14,057
Interest	3,163
Forward Foreign Currency Contracts	7,936
Other	8,736

Total Assets	34,927,738

Liabilities:
Payables:
Variation Margin on Futures	91,935
Distributor and Affiliates	12,415
Investments Purchased	8,925
Fund Shares Repurchased	5,848
Forward Foreign Currency Contracts	74,667
Offering Costs	27,208
Trustees’ Deferred Compensation and Retirement Plans	15,411
Accrued Expenses	59,702

Total Liabilities	296,111

Net Assets	$34,631,627

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$31,389,022
Net Unrealized Appreciation	2,028,302
Accumulated Net Realized Gain	1,094,150
Accumulated Undistributed Net Investment Income	120,153

Net Assets	$34,631,627

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $5,572,286 and 486,659 shares of beneficial interest issued and outstanding)	$11.45
Maximum sales charge (5.75%* of offering price)	0.70

Maximum offering price to public	$12.15

Class B Shares:
Net asset value and offering price per share (Based on net assets of $1,372,558 and 120,482 shares of beneficial interest issued and outstanding)	$11.39

Class C Shares:
Net asset value and offering price per share (Based on net assets of $4,673,757 and 409,961 shares of beneficial interest issued and outstanding)	$11.40

Class I Shares:
Net asset value and offering price per share (Based on net assets of $22,898,534 and 1,994,812 shares of beneficial interest issued and outstanding)	$11.48

Class R Shares:
Net asset value and offering price per share (Based on net assets of $114,492 and 10,000 shares of beneficial interest issued and outstanding)	$11.45

*	On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Dividends From Underlying Affiliated Funds	$98,879
Dividends From Unaffiliated Investments (Net of foreign withholding taxes of $6,822)	146,154
Interest	11,678

Total Income	256,711

Expenses:
Investment Advisory Fee	123,468
Accounting and Administrative Expenses	46,799
Custody	43,537
Registration Fees	37,228
Distribution (12b-1) and Service Fees
Class A	6,145
Class B	6,275
Class C	20,126
Class R	284
Offering Costs	31,196
Professional Fees	29,008
Reports to Shareholders	15,506
Transfer Agent Fees	10,566
Trustees’ Fees and Related Expenses	7,687
Other	9,273

Total Expenses	387,098
Expense Reduction	197,875

Net Expenses	189,223

Net Investment Income	$67,488

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Sales of Underlying Affiliated Funds	$73,835
Realized Gain on Sales of Unaffiliated Investments	1,059,634
Futures	570,591
Foreign Currency Transactions	395,824
Forward Foreign Currency Contracts	(1,040,227)

Net Realized Gain	1,059,657

Unrealized Appreciation/Depreciation:
Beginning of the Period	1,459,917

End of the Period
Investments	1,749,333
Futures	344,451
Foreign Currency Translation	1,249
Forward Commitments	(66,731)

2,028,302

Net Unrealized Appreciation During the Period	568,385

Net Realized and Unrealized Gain	$1,628,042

Net Increase in Net Assets From Operations	$1,695,530

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

		For the Period
		December 29, 2008
	For The	(Commencement of
	Six Months Ended	Operations) to
	April 30, 2010	October 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$67,488	$77,607
Net Realized Gain	1,059,657	1,917,706
Net Unrealized Appreciation During the Period	568,385	1,459,917

Change in Net Assets from Operations	1,695,530	3,455,230

Distributions from Net Investment Income:
Class A Shares	(89,330)	-0-
Class B Shares	(21,176)	-0-
Class C Shares	(68,693)	-0-
Class I Shares	(528,385)	-0-
Class R Shares	(2,158)	-0-

	(709,742)	-0-

Distributions from Net Realized Gain:
Class A Shares	(158,705)	-0-
Class B Shares	(43,567)	-0-
Class C Shares	(133,774)	-0-
Class I Shares	(907,937)	-0-
Class R Shares	(4,557)	-0-

	(1,248,540)	-0-

Total Distributions	(1,958,282)	-0-

Net Change in Net Assets from Investment Activities	(262,752)	3,455,230

From Capital Transactions:
Proceeds from Shares Sold	5,633,691	27,264,520
Net Asset Value of Shares Issued Through Dividend Reinvestment	500,114	-0-
Cost of Shares Repurchased	(1,639,625)	(319,551)

Net Change in Net Assets from Capital Transactions	4,494,180	26,944,969

Total Increase in Net Assets	4,231,428	30,400,199
Net Assets:
Beginning of the Period	30,400,199	-0-

End of the Period (Including accumulated undistributed net investment income of $120,153 and $762,407, respectively)	$34,631,627	$30,400,199

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

			December 29, 2008
	Six Months		(Commencement of
	Ended		Operations) to
Class A Shares	April 30, 2010		October 31, 2009

Net Asset Value, Beginning of the Period	$11.54		$10.00

Net Investment Income (a)	0.02		0.03
Net Realized and Unrealized Gain	0.61		1.51

Total from Investment Operations	0.63		1.54

Less:
Distributions from Net Investment Income	0.26		-0-
Distributions from Net Realized Gain	0.46		-0-

Total Distributions	0.72		-0-

Net Asset Value, End of the Period	$11.45		$11.54

Total Return* (b)	5.39%	**	15.50% **
Net Assets at End of the Period (In millions)	$5.6		$3.4
Ratio of Expenses to Average Net Assets* (c)	1.20%		1.20%
Ratio of Net Investment Income to Average Net Assets* (c)	0.35%		0.33%
Portfolio Turnover	76%	**	61% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.39%		3.22%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.84%	)	(1.69% )

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expense to average net assets for the Underlying Funds were 0.10% and 0.07% at April 30, 2010 and October 31, 2009, respectively.

** Non-Annualized

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

			December 29, 2008
	Six Months		(Commencement
	Ended		of Operations) to
Class B Shares	April 30, 2010		October 31, 2009

Net Asset Value, Beginning of the Period	$11.49		$10.00

Net Investment Loss (a)	(0.02)		(0.02)
Net Realized and Unrealized Gain	0.60		1.51

Total from Investment Operations	0.58		1.49

Less:
Distributions from Net Investment Income	0.22		-0-
Distributions from Net Realized Gain	0.46		-0-

Total Distributions	0.68		-0-

Net Asset Value, End of the Period	$11.39		$11.49

Total Return* (b)	5.01%	**	15.00%	**(c)
Net Assets at End of the Period (In millions)	$1.4		$0.9
Ratio of Expenses to Average Net Assets* (d)	1.98%		1.88%	(c)
Ratio of Net Investment Loss to Average Net Assets* (d)	(0.42%	)	(0.20%	)(c)
Portfolio Turnover	76%	**	61%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	3.20%		3.95%	(c)
Ratio of Net Investment Loss to Average Net Assets (d)	(1.64%	)	(2.27%	)(c)

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 7 in the Notes to Financial Statements).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expense to average net assets for the Underlying Funds were 0.10% and 0.07% at April 30, 2010 and October 31, 2009, respectively.

** Non-Annualized

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

			December 29, 2008
	Six Months		(Commencement of
	Ended		Operations) to
Class C Shares	April 30, 2010		October 31, 2009

Net Asset Value, Beginning of the Period	$11.51		$10.00

Net Investment Loss (a)	(0.02)		(0.06)
Net Realized and Unrealized Gain	0.60		1.57

Total from Investment Operations	0.58		1.51

Less:
Distributions from Net Investment Income	0.23		-0-
Distributions from Net Realized Gain	0.46		-0-

Total Distributions	0.69		-0-

Net Asset Value, End of the Period	$11.40		$11.51

Total Return* (b)	5.02%	**	15.20%	**(c)
Net Assets at End of the Period (In millions)	$4.7		$2.9
Ratio of Expenses to Average Net Assets* (d)	1.96%		1.91%	(c)
Ratio of Net Investment Loss to Average Net Assets* (d)	(0.41%	)	(0.62%	)(c)
Portfolio Turnover	76%	**	61%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	3.15%		3.94%	(c)
Ratio of Net Investment Loss to Average Net Assets (d)	(1.60%	)	(2.65%	)(c)

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 7 in the Notes to Financial Statements).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expense to average net assets for the Underlying Funds were 0.10% and 0.07% at April 30, 2010 and October 31, 2009, respectively.

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

			December 29, 2008
	Six Months		(Commencement of
	Ended		Operations) to
Class I Shares	April 30, 2010		October 31, 2009

Net Asset Value, Beginning of the Period	$11.57		$10.00

Net Investment Income (a)	0.03		0.04
Net Realized and Unrealized Gain	0.61		1.53

Total from Investment Operations	0.64		1.57

Less:
Distributions from Net Investment Income	0.27		-0-
Distributions from Net Realized Gain	0.46		-0-

Total Distributions	0.73		-0-

Net Asset Value, End of the Period	$11.48		$11.57

Total Return* (b)	5.56%	**	15.70% **
Net Assets at End of the Period (In millions)	$22.9		$23.0
Ratio of Expenses to Average Net Assets* (c)	0.95%		0.95%
Ratio of Net Investment Income to Average Net Assets* (c)	0.61%		0.47%
Portfolio Turnover	76%	**	61% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.15%		3.08%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.59%	)	(1.66% )

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expense to average net assets for the Underlying Funds were 0.10% and 0.07% at April 30, 2010 and October 31, 2009, respectively.

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

			December 29, 2008
	Six Months		(Commencement of
	Ended		Operations) to
Class R Shares	April 30, 2010		October 31, 2009

Net Asset Value, Beginning of the Period	$11.52		$10.00

Net Investment Income (a)	0.01		(0.00	)(b)
Net Realized and Unrealized Gain	0.60		1.52

Total from Investment Operations	0.61		1.52

Less:
Distributions from Net Investment Income	0.22		-0-
Distributions from Net Realized Gain	0.46		-0-

Total Distributions	0.68		-0-

Net Asset Value, End of the Period	$11.45		$11.52

Total Return* (c)	5.30%	**	15.20%	**
Net Assets at End of the Period (In millions)	$0.1		$0.1
Ratio of Expenses to Average Net Assets* (d)	1.45%		1.45%
Ratio of Net Investment Income/Loss to Average Net Assets* (d)	0.11%		(0.03%	)
Portfolio Turnover	76%	**	61%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	2.65%		3.58%
Ratio of Net Investment Loss to Average Net Assets (d)	(1.09%	)	(2.16%	)

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.01 per share.

(c)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expense to average net assets for the Underlying Funds were 0.10% and 0.07% at April 30, 2010 and October 31, 2009, respectively.

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Global Tactical Asset Allocation Fund (the “Fund”) is organized as a series of the Van Kampen Trust II, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek capital appreciation over time by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers. The Fund commenced investment operations on December 29, 2008. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended October 31, 2009 remains subject to examination by taxing authorities.
At April 30, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$32,236,610

Gross tax unrealized appreciation	$2,019,695
Gross tax unrealized depreciation	(332,343)

Net tax unrealized appreciation on investments	$1,687,352

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended October 31, 2009.
As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,700,127
Undistributed long-term capital gain	258,021

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Foreign Currency Translation Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the last quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. The unrealized gains and losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

foreign currency transactions on the Statement of Operations include the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions.

H. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

I. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through the date the financial statements were effectively issued. Management has determined that other than the event described in Note 9, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $750 million	0.75%
Next $750 million	0.70%
Over $1.5 billion	0.65%

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 1.20%, 1.98%, 1.96%, 0.95%, and 1.45% for Classes A, B, C, I, and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended April 30, 2010, the Adviser waived or reimbursed approximately $197,900 of advisory fees or other expenses.
For the six months ended April 30, 2010, the Fund recognized expenses of approximately $300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended April 30, 2010, the Fund recognized expenses of approximately $21,000 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended April 30, 2010, the Fund recognized expenses of approximately $7,800 representing transfer agency fees paid to VKIS

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $8,700 are included in “Other” assets on the Statement of Assets and Liabilities at April 30, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed on May 27, 2010.
For the six months ended April 30, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $5,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $3,400. Sales charges do not represent expenses of the Fund.
At April 30, 2010, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class B, 10,000 shares of Class C, 1,950,000 shares of Class I, and 10,000 shares of Class R. At April 30, 2010, Van Kampen Investments Inc., an affiliate of the Adviser, owned 10,000 shares of Class I.
The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the six months ended April 30, 2010 is as follows:

	Purchase	Sales	Income	10/31/2009	4/30/2010
Investment	Cost	Proceeds	earned	Value	Value

Morgan Stanley Institutional Fund, Inc.—Capital Growth Portfolio, Class I	$1,562	$—	$1,562	$460,792	$547,184
Morgan Stanley Institutional Fund, Inc.—Emerging Markets Portfolio, Class I	3,518	593,715	3,518	567,556	—
Morgan Stanley Institutional Fund, Inc.—International Growth Equity Portfolio, Class I	1,989	—	1,989	117,537	123,709
Morgan Stanley Institutional Fund Trust—Core Plus Fixed Income Portfolio	1,275,407	1,061,159	25,169	1,065,660	1,298,441
Van Kampen High Yield Fund, Class I	354,903	—	55,010	762,807	1,150,088
Van Kampen International Growth Fund, Class I	11,631	—	11,631	631,844	665,786

Total	$1,649,010	$1,654,874	$98,879	$3,606,196	$3,785,208

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended April 30, 2010 and the period ended October 31, 2009, transactions were as follows:

	For The		For the
	Six Months Ended		Period Ended
	April 30, 2010		October 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	268,624	$3,079,073	318,126	$3,488,861
Class B	50,130	577,608	86,580	909,579
Class C	162,041	1,857,510	254,100	2,801,841
Class I	11,655	119,500	1,991,575	19,964,239
Class R	-0-	-0-	10,000	10,000

Total Sales	492,450	$5,633,691	2,660,381	$27,264,520

Dividend Reinvestment:
Class A	20,121	$226,969	-0-	$-0-
Class B	5,068	57,024	-0-	-0-
Class C	17,174	193,375	-0-	-0-
Class I	2,015	22,746	-0-	-0-
Class R	-0-	-0-	-0-	-0-

Total Dividend Reinvestment	44,378	$500,114	-0-	$-0-

Repurchases:
Class A	(96,444)	$(1,101,932)	(23,768)	$(252,846)
Class B	(16,998)	(190,716)	(4,298)	(47,833)
Class C	(21,980)	(246,977)	(1,374)	(13,669)
Class I	(10,000)	(100,000)	(433)	(5,203)
Class R	-0-	-0-	-0-	-0-

Total Repurchases	(145,422)	$(1,639,625)	(29,873)	$(319,551)

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $11,997,826 and $12,512,002, respectively.

5. Risk of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

6. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Summarized below are specific types of derivative financial instruments used by the Fund.

A. Forward Foreign Currency Contracts A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation on the Statement of Operations. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as component of realized gain/loss on foreign currency transactions. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
During the six months ended April 30, 2010, the cost of purchases and the proceeds from sales of forward foreign currency contracts were $93,410,082 and $92,948,050, respectively.

B. Futures Contracts The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). When entering into futures contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against defaults. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

Transactions in futures contracts for the six months ended April 30, 2010, were as follows:

Contracts

Outstanding at October 31, 2009	157
Futures Opened	632
Futures Closed	(545)

Outstanding at April 30, 2010	244

FASB ASC 815, Derivatives and Hedging (ASC 815) (formerly know as FAS 161), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2010.

	Asset Derivatives		Liability Derivatives

	Statement of Assets and		Statement of Assets and
Primary Risk Exposure	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign Exchange Contracts	Forward Foreign Currency Contracts	$7,936	Forward Foreign Currency Contracts	$(74,667)
Equity Contracts	Variation Margin on Futures	346,084	Variation Margin on Futures	(90,934)
Interest Rate Contracts	Variation Margin on Futures	90,302	Variation Margin on Futures	(1,001)

Total		$444,322		$(166,602)

The following tables set forth by primary risk exposure the Fund’s realized gains/losses and change in unrealized appreciation/depreciation by type of derivative contract for the six months ended April 30, 2010.

Amount of Realized Gain/Loss on Derivative Contracts
	Forward Foreign
Primary Risk Exposure	Currency Contracts	Futures	Total

Foreign Exchange Contracts	$(1,040,227)	$-0-	$(1,040,227)
Equity Contracts	-0-	484,872	484,872
Interest Rate Contracts	-0-	85,719	85,719

Total	$(1,040,227)	$570,591	$(469,636)

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

Change in Unrealized Appreciation/Depreciation on Derivative Contracts
	Forward Foreign
Primary Risk Exposure	Currency Contracts	Futures	Total

Foreign Exchange Contracts	$1,597	$-0-	$1,597
Equity Contracts	-0-	505,124	505,124
Interest Rate Contracts	-0-	106,744	106,744

Total	$1,597	$611,868	$613,465

7. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets, and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $20,900 and $22,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Subsequent Event
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

Van Kampen Global Tactical Asset Allocation Fund
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

10. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

Van Kampen Global Tactical Asset Allocation Fund
Board of Trustees, Officers and Important Addresses
Information below is as of June 15, 2010

Trustees
David C. Arch
Bob R. Baker
Frank S. Bayley
James T. Bunch
Bruce L. Crockett
Rod Dammeyer
Albert R. Dowden
Jack M. Fields
Martin L. Flanagan
Carl Frischling
Prema Mathai-Davis
Lewis F. Pennock
Larry Soll
Hugo F. Sonnenschein
Raymond Stickel, Jr.
Philip A. Taylor
Wayne W. Whalen

Officers
Bruce L. Crockett
Chair
Philip A. Taylor
President and Principal Executive Officer
Russell C. Burk
Senior Vice President and Senior Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
Invesco Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Independent Registered
Public Accounting Firm
 PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel
 Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Counsel to the Independent Trustees
 Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Investment Adviser
 Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Your Notes

Your Notes

Your Notes

Van Kampen Global Tactical Asset Allocation Fund
An Important Notice Concerning Our
Privacy Policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

126, 226, 326, 627, 526
GTAASAN 06/10
IU10-02483P-Y04/10

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	July 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.